united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Floating Rate Income Fund
(CFRAX, CFRCX, CFRIX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)
Catalyst/Stone Beach Income Opportunity Fund
(IOXAX, IOXCX, IOXIX)

December 31, 2020

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Investment Review	Page 1

Portfolios of Investments	Page 8

Statements of Assets and Liabilities	Page 30

Statements of Operations	Page 31

Statements of Changes in Net Assets	Page 32

Financial Highlights	Page 35

Notes to Financial Statements	Page 49

Supplemental Information	Page 65

Expense Example	Page 70

Privacy Notice	Page 71

Catalyst Insider Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	5.40%	6.34%	4.48%	2.13%
Class A with load	0.43%	1.26%	3.45%	1.36%
Class C	5.12%	5.65%	3.73%	1.43%
Class I	5.56%	6.57%	4.78%	2.42%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(a)	0.44%	3.33%	2.21%	1.86%
Bloomberg Barclays U.S. Aggregate Bond Index(b)	1.29%	7.51%	4.44%	3.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.43% for Class A, 2.18% for Class C and 1.18% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued. Investors cannot invest direct in an index.

(b)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fix-rated taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest direct in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Retail - Discretionary	19.7%
Specialty Finance	19.3%
Healthcare Facilities & Services	9.2%
Internet Media & Services	7.3%
Real Estate Investment Trusts	7.2%
Biotech & Pharmaceuticals	5.5%
Asset Management	5.5%
Gas & Water Utilities	4.8%
Software	4.4%
Technology Hardware	4.0%
Other/Cash & Equivalents	13.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Enhanced Income Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	4.33%	5.91%	11.19%
Class A with load	-1.68%	-0.21%	7.95%
Class C	4.00%	5.12%	10.34%
Class I	4.46%	6.16%	11.45%
Bloomberg Barclays U.S. Aggregate Bond Index(a)	1.29%	7.51%	8.11%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.11% for Class A, 2.86% for Class C and 1.86% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fix-rated taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest direct in an index.

**	Inception date is December 31, 2018.

Top Holdings by Security Type	% of Net Assets
Asset Backed Securities	92.9%
Interest Only Federal National Mortgage Association	1.7%
Interest Only Government National Mortgage Association	1.2%
Interest Only Federal Home Loan Mortgage Association	1.1%
Real Estate Investment Trust	0.5%
Federal National Mortgage Association	0.1%
Other/Cash & Equivalents	2.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	10.63%	3.61%	5.41%	5.52%
Class A with load	4.26%	-2.35%	4.17%	4.86%
Class C	10.20%	2.84%	4.63%	4.73%
Class I	10.77%	3.88%	5.71%	4.06%
MSCI All Country World Stock Index(a)	24.26%	16.82%	12.86%	9.96%
MSCI All Country World Stock Value Index Gross(b)	21.66%	0.42%	8.18%	6.98%
ICE BofA ML A-AAA 1-3yr US Corp. Index(c)	0.92%	3.98%	2.81%	2.25%
50% MSCI ACWI U.S./50% BofA ML A-AAA 1-3yr US Corp.(d)	12.30%	11.00%	8.01%	6.29%
50% MSCI ACWI U.S. Value Index Gross/50% BofA ML A-AAA 1-3yr US Corp	11.14%	3.07%	5.78%	4.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.95% for Class A, 2.70% for Class C, and 1.70% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The MSCI World Value Index captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.

(c)	The “ICE BofA ML A-AAA 1-3yr US Corp. Index” includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. Investors cannot invest directly in an index.

(d)	The “50% MSCI AWCI/50%ICE BofA ML A-AAA 1-3yr US Corp. Index.” is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Index. Investors cannot invest directly in an index.

(e)	The “50% MSCI AWCI Value Index Gross/50% ICE BofA ML A-AAA 1-3yr US Corp. Index.” is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Value Index Gross. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Biotech & Pharmaceuticals	16.8%
Telecommunications	10.5%
Food	8.9%
Technology Hardware	7.3%
Retail - Discretionary	5.7%
Tobacco & Cannabis	4.7%
Gas & Water Utilities	4.4%
Semiconductors	3.8%
Wholesale - Consumer Staples	3.7%
Auto Manufacturers	3.4%
Other/Cash & Equivalents	30.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/CIFC Floating Rate Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	6.56%	2.99%	5.87%	4.07%
Class A with load	1.54%	-1.90%	4.84%	3.44%
Class C	6.17%	2.23%	5.08%	3.28%
Class I	6.68%	3.25%	6.16%	4.34%
S&P/LSTA U.S. Leveraged Loan 100 Index (a)	7.05%	2.84%	5.31%	3.69%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds are 1.67% for Class A and 2.42% for Class C, and 1.42% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an index.

**	Inception date is December 31, 2012.

Top Ten Holdings by Industry	% of Net Assets
Insurance	13.7%
Health Care Facilities & Services	12.9%
Commercial Support Services	8.0%
Software	6.7%
Technology Services	5.1%
Leisure Facilities & Services	4.5%
Retail - Discretionary	4.2%
Transportation & Logistics	3.5%
Asset Management	3.0%
Electrical Equipment	3.0%
Other/Cash & Equivalents	35.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **
Class A	15.22%	9.99%	12.33%	2.01%	3.34%
Class A with load	9.75%	4.77%	11.24%	1.52%	2.94%
Class C	15.06%	9.43%	11.47%	1.26%	2.59%
Class I	15.66%	10.54%	12.59%	N/A	1.48%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	11.48%	6.20%	8.41%	6.61%	7.44%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses are 2.07% for Class A, 2.82% for Class C and 1.82% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail - Discretionary	13.1%
REIT	11.4%
Automotive	8.4%
Home Construction	7.2%
Technology Hardware	6.6%
Asset Management	5.4%
Metals & Mining	4.8%
Transportation & Logistic	4.2%
Apparel & Textile Products	4.1%
Specialty Finance	4.0%
Other/Cash & Equivalents	30.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	19.86%	5.10%	11.64%	2.37%	2.36%
Class A with load	12.96%	-0.94%	10.32%	1.77%	1.88%
Class C	19.46%	4.10%	10.77%	1.60%	1.58%
Class I	20.06%	5.38%	11.95%	N/A	2.27%
S&P 500 Total Return Index(a)	22.16%	18.40%	15.22%	13.88%	10.50%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	11.48%	6.20%	8.41%	6.61%	7.44%
Blended Index (c)	16.84%	12.45%	11.91%	10.31%	9.12%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 4.08% for Class A, 4.83% for Class C and 3.83% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	23.3%
Retail - Discretionary	7.6%
Specialty Finance	7.4%
Technology Hardware	5.9%
Oil & Gas Producers	5.4%
Semiconductors	5.2%
REITs	4.3%
Home Construction	4.3%
Automotive	3.7%
Equity Fund	3.5%
Other/Cash & Equivalents	29.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Stone Beach Income Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for each of the periods ended December 31, 2020, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	-1.31%	2.73%	3.13%	2.77%
Class A with load	-6.00%	-2.14%	2.12%	1.95%
Class C	-1.62%	2.09%	2.36%	1.99%
Class I	-1.09%	3.09%	3.36%	3.00%
Bloomberg Barclays U.S. MBS Index (a)	0.36%	3.87%	3.05%	2.84%
ICE BofA Merrill Lynch High Yield U.S. Corporated Cash Pay Index (b)	11.48%	6.20%	8.41%	5.83%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2020, the Fund’s total gross annual operating expenses are 2.24% for Class A, 2.96% for Class C and 1.99% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays U.S. MBS Index tracks fixed-rate agency mortgage backed passthrough securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest directly in an index.

(b)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

**	Inception date is November 20, 2014.

Top Holdings by Security Type & Issuer Type	% of Total Investments
Agency Fixed Rate	54.5%
CMO	39.0%
Agency CMBS	3.1%
Agency MBS Other	0.4%
Non Agency CMBS	0.1%
Other/Cash & Equivalents	2.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 73.6%
	AEROSPACE & DEFENSE - 3.8%
$2,584,000	TransDigm, Inc.	6.500	7/15/2024	$2,634,634

	ASSET MANAGEMENT - 5.5%
790,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.375	12/15/2025	819,230
2,900,000	Oppenheimer Holdings Inc	5.500	10/1/2025	2,943,500
				3,762,730
	BIOTECH & PHARMACEUTICALS - 3.8%
2,500,000	AbbVie, Inc.	5.000	12/15/2021	2,581,343

	GAS & WATER UTILITIES - 4.8%
3,169,000	National Fuel Gas Co.	4.900	12/1/2021	3,256,685

	HEALTHCARE FACILITIES & SERVICES - 9.2%
2,400,000	Centene Corp.	4.250	12/15/2027	2,549,556
1,050,000	Universal Health Services, Inc. #	5.000	6/1/2026	1,087,863
2,650,000	Goldman Sachs Group, Inc.	3.000	4/26/2022	2,671,627
				6,309,046
	INTERNET MEDIA & SERVICES - 7.3%
4,925,000	VeriSign, Inc.	4.625	5/1/2023	4,977,328

	REAL ESTATE INVESTMENT TRUSTS - 7.2%
2,400,000	CyrusOne LP / CyrusOne Finance Corp.	2.900	11/15/2024	2,566,764
2,110,000	Sabra Health Care LP	5.125	8/15/2026	2,355,253
				4,922,017
	RETAIL - DISCRETIONARY - 19.7%
8,165,000	Carvana Co. #	5.625	10/1/2025	8,389,538
5,047,000	Lowe’s Cos., Inc.	3.750	4/15/2021	5,059,361
				13,448,899
	SEMICONDUCTORS - 3.9%
2,173,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875	1/15/2027	2,440,048
186,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125	1/15/2025	200,950
				2,640,998
	SOFTWARE - 4.4%
1,086,000	CA, Inc.	4.500	8/15/2023	1,164,597
95,000	CA, Inc.	3.600	8/15/2022	97,897
1,500,000	Vmware, Inc.	4.500	5/15/2025	1,718,408
				2,980,902
	TECHNOLOGY HARDWARE - 4.0%
2,450,000	Dell International LLC / EMC Corp. #	5.450	6/15/2023	2,710,633

	TOTAL CORPORATE BONDS (Cost - $49,143,849)			50,225,215

	CONVERTIBLE BONDS - 21.0%
	BIOTECH & PHARMACEUTICALS - 1.7%
1,260,000	Ligand Pharmaceuticals, Inc.	0.750	5/15/2023	1,195,092

	SPECIALTY FINANCE - 19.3%
8,856,000	EZCORP, Inc.	4.750	11/1/2022	8,908,338
1,531,000	Arbor Realty Trust, Inc.	2.375	5/1/2025	1,243,771
3,000,000	Two Harbors Investment Corp.	6.250	1/15/2022	3,007,500
				13,159,609

	TOTAL CONVERTIBLE BONDS (Cost - $13,344,931)			14,354,701

	TOTAL INVESTMENTS - 94.6% (Cost - $62,488,780)			$64,579,916
	OTHER ASSETS LESS LIABILITIES - 5.4%			3,707,641
	NET ASSETS - 100.0%			$68,287,557

LP - Limited Partnership

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $12,188,034 or 17.85% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES - 92.9%
$21,388	ABFC 2003-AHL1 Trust	1 Month LIBOR + 1.275%	1.423	*	3/25/2033	$21,837
379,127	ABFC 2005-AQ1 Trust		4.622	+	6/25/2035	401,652
632,169	ABFC 2006-HE1 Trust	1 Month LIBOR + 0.22%	0.368	*	1/25/2037	453,845
186,178	ABFS Mortgage Loan Trust 2000-3		8.110	+	9/15/2031	183,867
153,424	Accredited Mortgage Loan Trust 2003-2	1 Month LIBOR + 0.74%	0.888	*	10/25/2033	150,209
365,006	Accredited Mortgage Loan Trust 2003-3	1 Month LIBOR + 0.76%	0.908	*	1/25/2034	345,807
375,167	Accredited Mortgage Loan Trust 2004-3		6.000	+	10/25/2034	384,673
4,995,703	Adjustable Rate Mortgage Trust 2005-12	1 Month LIBOR + 0.5%	0.648	*	3/25/2036	2,558,362
1,956,711	AFC Home Equity Loan Trust	1 Month LIBOR + 0.65%	0.798	*	6/25/2029	1,609,817
178,177	AFC Home Equity Loan Trust 1998-1	1 Month LIBOR + 0.66%	0.808	*	4/25/2028	176,853
442,862	AFC Home Equity Loan Trust 1998-2	1 Month LIBOR + 0.55%	0.698	*	6/25/2028	435,295
147,008	Alternative Loan Trust 2005-28CB		6.000		8/25/2035	97,344
320,914	Alternative Loan Trust 2005-3CB		5.000		3/25/2035	313,145
671,474	Alternative Loan Trust 2005-65CB		6.000		1/25/2036	628,446
2,039,978	Alternative Loan Trust 2005-69	12 Month TA + 1%	1.609	*	12/25/2035	1,922,674
370,900	Alternative Loan Trust 2005-7CB		5.500		3/25/2035	373,268
640,721	Alternative Loan Trust 2006-12CB		6.000		5/25/2036	501,054
2,137,278	Alternative Loan Trust 2006-45T1		6.000		2/25/2037	1,581,059
1,602,093	Alternative Loan Trust 2006-9T1		6.000		5/25/2036	1,104,264
1,012,610	Alternative Loan Trust 2006-J7		6.250		11/25/2036	704,917
2,922,351	Alternative Loan Trust 2007-12T1		6.000		6/25/2037	2,123,091
73,969	Ameriquest Mort Sec, Inc. Asset Bckd Ps Thr Cert Ser 2002-AR1	1 Month LIBOR + 1.95%	2.098	*	9/25/2032	75,978
1,485,265	Amresco Residential Securities Corp. Mort Loan Trust 1999-1	1 Month LIBOR + 1.25%	1.398	*	11/25/2029	1,480,577
167,056	AMRESCO Residential Securities Corp. Mortgage Loan Trust 1997-3		5.515	#	9/25/2027	170,486
55,628	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7	1 Month LIBOR + 2.7%	2.848	*	9/25/2033	55,975
91,547	Argent Securities Trust 2006-W1	1 Month LIBOR + 0.3%	0.748	*	3/25/2036	86,851
3,409,661	Asset-Backed Pass-Through Certificates Series 2004-R12	1 Month LIBOR + 1.68%	1.828	*	1/25/2035	3,430,850
529,493	Asset-Backed Pass-Through Certificates Series 2004-R2	1 Month LIBOR + 0.72%	0.868	*	4/25/2034	516,079
74,864	Banc of America Alternative Loan Trust 2005-12		5.250		1/25/2021	69,917
311,643	Banc of America Alternative Loan Trust 2006-4		6.000		5/25/2046	310,840
13,288	Banc of America Funding 2004-3 Trust		5.500		10/25/2034	13,323
269,420	Banc of America Funding 2005-5 Trust		5.500		9/25/2035	288,848
394,255	Banc of America Funding 2005-H Trust		2.791	#	11/20/2035	379,905
67,671	Banc of America Funding 2006 J Trust		3.263	#	1/20/2047	65,345
71,163	Banc of America Funding 2006 J Trust		3.500	#	1/20/2047	67,552
193,616	Banc of America Funding 2006-5 Trust		6.000		9/25/2036	191,083
845,090	Banc of America Funding 2006-H Trust		3.137	#	9/20/2046	807,269
141,525	Banc of America Funding 2007-2 Trust		3.615	#	3/25/2037	141,471
457,920	Banc of America Funding 2007-4 Trust		5.774	+	5/25/2037	479,314
1,321,615	Banc of America Funding 2007-7 Trust		6.000		8/25/2037	1,326,946
262,450	Banc of America Funding 2007-A Trust	1 Month LIBOR + 0.21%	0.362	*	2/20/2047	242,984
572,193	Banc of America Funding 2009-R9 Trust ^		4.085	#	11/26/2021	532,311
177,263	Banc of America Mortgage 2005-A Trust		3.319	#	2/25/2035	158,291
12,418	Banc of America Mortgage 2005-A Trust		3.672	#	2/25/2035	12,549
26,638	Banc of America Mortgage 2005-G Trust		3.043	#	8/25/2035	24,807
380,185	Banc of America Mortgage 2006-2 Trust	1 Month LIBOR + 6%	6.000	*	7/25/2046	368,974
532,772	Banc of America Mortgage 2006-A Trust		3.629	#	2/25/2036	508,720
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C	1 Month LIBOR + 1.2%	1.348	*	6/28/2044	1,471,407
757,736	Bayview Financial Mortgage Pass-Through Trust 2007-B	1 Month LIBOR + 0.85%	0.998	*	8/28/2047	336,374
227,588	Bayview Financial Mortgage Pass-Through Trust 2007-B	1 Month LIBOR + 0.7%	0.848	*	8/28/2047	99,948
3,000,000	BB-UBS Trust ^		2.890		6/5/2030	2,933,798
1,420,764	BCMSC Trust 1999-B		7.300	#	12/15/2029	352,730
1,611,849	BCMSC Trust 2000-A		8.290	#	6/15/2030	516,084
134,360	Bear Stearns ALT-A Trust 2005-4		3.396	#	5/25/2035	135,570
1,004,474	Bear Stearns ALT-A Trust 2006-6		3.160	#	11/25/2036	675,893
110,678	Bear Stearns ALT-A Trust 2006-8		3.200	#	8/25/2046	88,268
40,017	Bear Stearns ARM Trust 2004-10		2.858	#	1/25/2035	38,642
110,906	Bear Stearns ARM Trust 2004-7		2.625	#	10/25/2034	110,285
226,560	Bear Stearns ARM Trust 2005-12		3.587	#	2/25/2036	218,411
49,984	Bear Stearns ARM Trust 2006-2		3.317	#	7/25/2036	48,433
465,714	Bear Stearns ARM Trust 2006-4		3.030	#	10/25/2036	447,916
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2	1 Month LIBOR + 2.625%	2.773	*	6/25/2034	329,732
228,360	Bear Stearns Asset Backed Securities I Trust 2004-FR3	1 Month LIBOR + 1.755%	1.903	*	9/25/2034	229,754
41,933	Bear Stearns Asset Backed Securities I Trust 2004-HE10	1 Month LIBOR + 2.025%	2.173	*	12/25/2034	43,874
223,835	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 0.9%	1.048	*	8/25/2034	218,173
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 2.925%	3.073	*	8/25/2034	104,690
226,750	Bear Stearns Asset Backed Securities I Trust 2006-AC3	1 Month LIBOR + 0.4%	0.548	*	5/25/2036	95,075
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3	1 Month LIBOR + 2.775%	2.923	*	4/25/2034	437,374
841,032	Bear Stearns Asset Backed Securities Trust 2004-SD2		4.249	#	3/25/2044	813,484
32,699	Bear Stearns Asset Backed Securities Trust 2004-SD4	1 Month LIBOR + 0.9%	1.048	*	8/25/2044	32,958
140,113	Bear Stearns Asset Backed Securities Trust 2006-SD3		3.345	#	7/25/2036	140,816
126,057	Carrington Mortgage Loan Trust Series 2004-NC2	1 Month LIBOR + 1.035%	1.183	*	8/25/2034	125,285
4,030,844	Carrington Mortgage Loan Trust Series 2006-FRE2	1 Month LIBOR + 0.08%	0.228	*	3/25/2035	3,452,366
3,387,400	Carrington Mortgage Loan Trust Series 2006-NC4	1 Month LIBOR + 0.24%	0.388	*	10/25/2036	2,831,629
500,000	Cascade MH Asset Trust 2019-MH1 ^		5.985	#	11/1/2044	522,766
3,254,439	C-BASS 2007-CB1 TRUST		3.353	+	1/25/2037	1,493,123

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES (Continued) - 92.9%
$22,411	CDC Mortgage Capital Trust 2003-HE4	1 Month LIBOR + 0.62%	0.768	*	3/25/2034	$21,588
21,424	Centex Home Equity Loan Trust 2002-A		5.540		1/25/2032	22,162
1,251,506	Chase Funding Trust Series 2003-6	1 Month LIBOR + 0.75%	0.898	*	11/25/2034	1,258,846
619,584	Chase Mortgage Finance Trust Series 2006-S2		6.250		10/25/2036	409,119
376,477	Chase Mortgage Finance Trust Series 2006-S3		6.000		11/25/2036	253,873
365,114	Chase Mortgage Finance Trust Series 2006-S4		6.000		12/25/2036	258,479
276,250	ChaseFlex Trust Series 2005-2		6.500		6/25/2035	230,295
387,905	ChaseFlex Trust Series 2007-1		6.500		2/25/2037	211,630
180,852	CHEC Loan Trust 2004-2	1 Month LIBOR + 0.64%	1.108	*	6/25/2034	176,794
102,271	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1 ^	1 Month LIBOR + 0.33%	0.478	*	1/25/2035	102,577
135,848	CHL Mortgage Pass-Through Trust 2003-56		3.632	#	12/25/2033	136,899
656,302	CHL Mortgage Pass-Through Trust 2004-HYB6		2.743	#	11/20/2034	659,691
800,983	CHL Mortgage Pass-Through Trust 2005-HYB9	12 Month LIBOR + 1.75%	2.109	*	2/20/2036	786,317
803,198	CHL Mortgage Pass-Through Trust 2006-12		6.000		7/25/2036	635,720
3,114,587	CHL Mortgage Pass-Through Trust 2006-3	1 Month LIBOR + 0.25%	0.648	*	2/25/2036	2,838,362
155,201	CHL Mortgage Pass-Through Trust 2006-J4		6.250		9/25/2036	103,913
2,064,560	CHL Mortgage Pass-Through Trust 2007-1		6.000		3/25/2037	1,651,006
485,186	CHL Mortgage Pass-Through Trust 2007-5		5.750		5/25/2037	376,481
410,542	CHL Mortgage Pass-Through Trust 2007-8		6.000		1/25/2038	294,944
822,815	CHL Mortgage Pass-Through Trust 2007-HY3		3.907	#	6/25/2047	834,752
194,312	CHL Mortgage Pass-Through Trust 2007-J2		6.000		7/25/2037	118,404
1,902,340	Citicorp Mortgage Securities Trust Series 2006-3		6.000		6/25/2036	1,939,610
1,119,023	Citicorp Mortgage Securities Trust Series 2006-3		6.250		6/25/2036	1,151,600
1,457,369	Citicorp Mortgage Securities Trust Series 2006-5		6.000		10/25/2036	1,472,923
642,328	Citicorp Mortgage Securities Trust Series 2007-7		6.000		8/25/2037	643,669
793,403	Citigroup Mortgage Loan Trust 2006-AR5		3.209	#	7/25/2036	730,210
102,095	Citigroup Mortgage Loan Trust 2006-WF1		4.837	+	3/25/2036	66,305
979,274	Citigroup Mortgage Loan Trust 2006-WF1		4.837	+	3/25/2036	635,859
412,993	Citigroup Mortgage Loan Trust 2007-6		2.965	#	3/25/2037	368,574
41,121	Citigroup Mortgage Loan Trust 2007-FS1 ^		5.750	+	10/25/2037	43,475
3,623,675	Citigroup Mortgage Loan Trust 2018-A ^		4.000	#	1/25/2068	3,644,636
613,111	Citigroup Mortgage Loan Trust Inc ^	1 Month LIBOR + 0.35%	0.498	*	2/25/2031	576,861
48,988	Citigroup Mortgage Loan Trust Inc		5.000		7/25/2034	48,994
4,342,396	Citigroup Mortgage Loan Trust Inc		2.937	#	5/25/2047	4,147,668
736,219	CONSUMER LOAN UNDERLYING BOND CREDIT TRUST 2017-P1 ^		5.020		9/15/2023	741,994
137,117	Countrywide Asset-Backed Certificates		5.115	+	2/25/2035	137,118
107,288	Countrywide Asset-Backed Certificates	1 Month LIBOR + 1.5%	1.648	*	3/25/2033	107,415
320,244	Countrywide Asset-Backed Certificates ^	1 Month LIBOR + 0.33%	0.808	*	7/25/2036	308,891
329,995	Credit Suisse First Boston Mortgage Securities Corp.		5.000		7/25/2035	334,533
3,236,274	Credit Suisse First Boston Mortgage Securities Corp.		6.000		9/25/2035	1,901,205
772,747	Credit Suisse First Boston Mortgage Securities Corp.		6.500		1/25/2036	365,252
469,810	Credit Suisse First Boston Mortgage Securities Corp.		5.250		1/25/2036	464,884
368,223	Credit Suisse First Boston Mortgage Securities Corp.		6.000		12/25/2035	364,164
37,734	Credit-Based Asset Servicing and Securitization LLC	1 Month LIBOR + 1.9%	2.048	*	2/25/2033	39,413
139,705	Credit-Based Asset Servicing and Securitization LLC	1 Month LIBOR + 0.78%	0.928	*	7/25/2033	136,553
31,950	Credit-Based Asset Servicing and Securitization LLC	1 Month LIBOR + 1.725%	1.873	*	7/25/2035	31,955
51,171	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.500		12/25/2033	53,126
26,112	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5		3.510	#	6/25/2034	26,462
215,306	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.750		11/25/2035	148,214
714,221	CSMC 2019-RPL8 Trust ^		3.322	#	10/25/2058	721,117
789,416	CSMC Mortgage-Backed Trust 2006-5		6.500		6/25/2036	284,002
3,015,941	CSMC Mortgage-Backed Trust 2006-7		6.500		8/25/2036	964,362
134,837	CSMC Mortgage-Backed Trust 2007-5		6.000		10/25/2024	138,142
726,475	CWABS Asset-Backed Certificates Trust 2006-9		3.922	#	10/25/2046	702,623
410,442	Delta Funding Home Equity Loan Trust 1999-3	1 Month LIBOR + 0.82%	0.979	*	9/15/2029	401,948
743,338	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4		3.649	#	6/25/2034	747,888
101,658	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-2		5.590	+	1/25/2034	105,826
213,426	EMC Mortgage Loan Trust 2001-A ^	1 Month LIBOR + 0.74%	0.888	*	5/25/2040	210,893
613,340	Encore Credit Receivables Trust 2005-1	1 Month LIBOR + 1.02%	1.168	*	7/25/2035	585,857
246,381	Finance America Mortgage Loan Trust 2004-3	1 Month LIBOR + 1.38%	1.528	*	11/25/2034	235,491
304,347	First Franklin Mortgage Loan Trust 2003-FF5	1 Month LIBOR + 2.475%	2.623	*	3/25/2034	314,372
250,541	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 1.125%	1.273	*	12/25/2034	252,249
57,103	First Horizon Alternative Mortgage Securities Trust 2004-AA3		2.445	#	9/25/2034	56,009
16,194	First Horizon Alternative Mortgage Securities Trust 2005-AA6		2.586	#	8/25/2035	15,145
44,280	First Horizon Mortgage Pass-Through Trust 2000-H		2.717	#	5/25/2030	43,955
416,206	First Horizon Mortgage Pass-Through Trust 2007-AR3		3.140	#	11/25/2037	398,716
85,000	First Investors Auto Owner Trust 2017-2 ^		3.560		9/15/2023	87,336
197,784	Fremont Home Loan Trust 2004-2	1 Month LIBOR + 2.025%	2.173	*	7/25/2034	194,839
100,265	Fremont Home Loan Trust 2006-2	1 Month LIBOR + 0.17%	0.488	*	2/25/2036	97,365
2,691,112	Fremont Home Loan Trust 2006-B	1 Month LIBOR + 0.24%	0.388	*	8/25/2036	1,191,506
191,665	GE Mortgage Services LLC		6.645	#	9/25/2028	197,862
7,278,001	GE-WMC Mortgage Securities Trust 2006-1	1 Month LIBOR + 0.15%	0.298	*	8/25/2036	4,607,137
126,255	GMACM Mortgage Loan Trust 2005-AR1		4.390	#	3/18/2035	127,830
111,153	GSAA Home Equity Trust 2005-12		5.069	#	9/25/2035	95,627
72,991	GSAA Home Equity Trust 2005-3	1 Month LIBOR + 1.95%	2.098	*	12/25/2034	71,631
285,835	GSAA Home Equity Trust 2006-1	1 Month LIBOR + 0.33%	0.808	*	1/25/2036	169,981
315,009	GSAA Home Equity Trust 2006-13		6.040	#	7/25/2036	146,811
2,512,000	GSAA Home Equity Trust 2006-14	1 Month LIBOR + 0.56%	0.708	*	9/25/2036	164,557
1,276,852	GSAA Home Equity Trust 2006-15		5.876	+	9/25/2036	541,547
1,427,020	GSAA Home Equity Trust 2006-18		6.022	+	11/25/2036	146,498
813,162	GSAA Home Equity Trust 2006-18		5.682	+	11/25/2036	316,600

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES (Continued) - 92.9%
$2,076,558	GSAA Home Equity Trust 2006-18		5.822	#	11/25/2036	$213,744
1,655,000	GSAA Home Equity Trust 2006-18		6.090	+	11/25/2036	169,641
512,782	GSAA Home Equity Trust 2006-3	1 Month LIBOR + 0.3%	0.748	*	3/25/2036	352,089
5,000,000	GSAA Home Equity Trust 2006-3	1 Month LIBOR + 0.35%	0.848	*	3/25/2036	419,559
526,783	GSAA Home Equity Trust 2006-9	1 Month LIBOR + 0.16%	0.468	*	6/25/2036	191,754
544,836	GSAA Trust		6.220	+	3/25/2046	326,130
16,542,673	GSAA Trust	1 Month LIBOR + 0.28%	0.708	*	5/25/2047	1,256,767
341,260	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.06%	0.208	*	1/25/2037	248,826
144,387	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.09%	0.238	*	1/25/2037	105,773
172,402	GSMPS Mortgage Loan Trust ^		7.500	#	6/19/2027	172,447
253,515	GSMPS Mortgage Loan Trust ^		8.000	#	9/19/2027	253,551
471,426	GSR Mortgage Loan Trust 2003-5F		4.000		8/25/2032	494,241
107,108	GSR Mortgage Loan Trust 2004-14		2.833	#	12/25/2034	111,153
124,518	GSR Mortgage Loan Trust 2004-2F		7.000		1/25/2034	133,634
98,498	GSR Mortgage Loan Trust 2004-6F		5.000		5/25/2034	97,061
710,928	GSR Mortgage Loan Trust 2005-AR3		3.467	#	5/25/2035	683,970
215,309	GSR Mortgage Loan Trust 2005-AR4		3.750	#	7/25/2035	217,987
395,053	GSR Mortgage Loan Trust 2006-3F		5.750		3/25/2036	431,432
26,583	GSR Mortgage Loan Trust 2006-AR1		3.409	#	1/25/2036	26,775
395,889	GSR Mortgage Loan Trust 2007-1F		6.000		1/25/2037	346,606
46,133	HarborView Mortgage Loan Trust 2004-6		1.759	#	8/19/2034	47,780
44,563	Home Equity Asset Trust	1 Month LIBOR + 2.37%	2.518	*	8/25/2033	45,455
38,440	Home Equity Asset Trust	1 Month LIBOR + 1.9%	2.048	*	11/25/2032	37,302
78,667	Home Equity Asset Trust	1 Month LIBOR + 2.1%	2.248	*	7/25/2034	78,751
65,666	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2002-B	1 Month LIBOR + 1.425%	1.573	*	10/25/2033	67,861
292,121	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A	1 Month LIBOR + 0.86%	1.008	*	10/25/2033	291,047
312,597	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C	1 Month LIBOR + 2.625%	2.773	*	3/25/2035	318,461
11,919,486	Home Equity Mortgage Trust 2006-6	1 Month LIBOR + 0.2%	0.348	*	3/25/2037	652,125
9,242,250	Home Equity Mortgage Trust 2006-6	1 Month LIBOR + 0.42%	0.568	*	3/25/2037	533,525
216,472	HomeBanc Mortgage Trust 2004-2	1 Month LIBOR + 0.74%	0.888	*	12/25/2034	223,767
119,298	HomeBanc Mortgage Trust 2005-5	1 Month LIBOR + 0.34%	0.830	*	1/25/2036	116,758
537,163	HSI Asset Loan Obligation Trust 2007-2		6.000		9/25/2037	285,827
1,213,748	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.64%	0.788	*	3/25/2035	1,210,920
253,535	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.74%	0.888	*	3/25/2035	245,934
557,672	Impac CMB Trust Series 2004-9	1 Month LIBOR + 0.88%	1.028	*	1/25/2035	551,452
1,377,282	Impac CMB Trust Series 2004-9	1 Month LIBOR + 0.975%	1.123	*	1/25/2035	1,341,411
125,780	Impac CMB Trust Series 2005-4	1 Month LIBOR + 0.69%	0.838	*	5/25/2035	118,880
28,252	IndyMac INDX Mortgage Loan Trust 2004-AR6		3.300	#	10/25/2034	27,841
110,200	IndyMac INDX Mortgage Loan Trust 2005-AR3		3.267	#	4/25/2035	110,836
151,629	IndyMac INDX Mortgage Loan Trust 2005-AR5		3.244	#	5/25/2035	116,563
27,724	Irwin Home Equity Loan Trust 2004-1	1 Month LIBOR + 2.05%	3.223	*	12/25/2034	27,797
35,850	IXIS Real Estate Capital Trust 2005-HE2	1 Month LIBOR + 0.93%	1.078	*	9/25/2035	38,457
448,924	IXIS Real Estate Capital Trust 2006-HE2	1 Month LIBOR + 0.16%	0.468	*	8/25/2036	176,300
1,110,007	JP Morgan Alternative Loan Trust		6.500		12/25/2035	666,898
319,176	JP Morgan Alternative Loan Trust 2006-S1		6.000		3/25/2036	246,052
168,288	JP Morgan Mortgage Acquisition Trust 2007-CH2		4.584	+	10/25/2030	119,937
27,151	JP Morgan Mortgage Trust 2004-A3		3.850	#	7/25/2034	27,456
269,095	JP Morgan Mortgage Trust 2004-S1		5.000		9/25/2034	276,135
37,837	JP Morgan Mortgage Trust 2005-A1		2.936	#	2/25/2035	37,949
66,057	JP Morgan Mortgage Trust 2005-A6		2.942	#	9/25/2035	66,845
469,159	JP Morgan Mortgage Trust 2005-S3		6.500		1/25/2036	372,519
1,312,319	JP Morgan Mortgage Trust 2006-A2		3.537	#	4/25/2036	1,298,252
57,542	JP Morgan Mortgage Trust 2006-A2		3.537	#	4/25/2036	57,945
650,113	JP Morgan Mortgage Trust 2007-A1		3.059	#	7/25/2035	636,798
125,598	JP Morgan Mortgage Trust 2007-A1		3.059	#	7/25/2035	128,931
2,603,275	Legacy Mortgage Asset Trust 2018-GS1 ^		4.000	+	3/25/2058	2,616,051
2,984,157	Legacy Mortgage Asset Trust 2019-GS2 ^		3.750	+	1/25/2059	2,996,508
3,850,675	Legacy Mortgage Asset Trust 2019-GS6 ^		3.000	+	6/25/2059	3,873,876
227,541	Lehman Mortgage Trust 2005-3		6.000		1/25/2036	106,704
65,863	Lehman Mortgage Trust 2007-9		6.000		10/25/2037	71,295
785,207	Lehman XS Trust 2007-3	1 Month LIBOR + 0.16%	0.468	*	3/25/2037	771,543
81,748	Long Beach Mortgage Loan Trust 2001-4	1 Month LIBOR + 1.425%	1.573	*	3/25/2032	80,911
918,049	Long Beach Mortgage Loan Trust 2002-1	1 Month LIBOR + 3.75%	3.898	*	5/25/2032	951,334
32,958	Long Beach Mortgage Loan Trust 2004-3	1 Month LIBOR + 0.855%	1.003	*	7/25/2034	32,545
13,247	MASTR Adjustable Rate Mortgages Trust 2003-5		2.221	#	11/25/2033	12,797
38,675	MASTR Adjustable Rate Mortgages Trust 2004-4		2.908	#	5/25/2034	40,559
293,782	MASTR Adjustable Rate Mortgages Trust 2006-2		3.837	#	4/25/2036	301,273
13,812	MASTR Alternative Loan Trust 2004-5		5.500		6/25/2034	14,244
560,558	MASTR Alternative Loan Trust 2005-5		5.500		7/25/2025	561,003
187,514	MASTR Alternative Loan Trust 2005-6		5.500		12/25/2035	179,195
49,243	Mastr Asset Backed Securities Trust 2003-WMC2	1 Month LIBOR + 6%	3.961	*	8/25/2033	48,375
7,797,318	Mastr Asset Backed Securities Trust 2005-NC2	1 Month LIBOR + 0.5%	0.648	*	11/25/2035	5,901,782
510,901	Mastr Asset Backed Securities Trust 2005-WMC1	1 Month LIBOR + 0.945%	1.093	*	3/25/2035	515,847
1,781,168	Mastr Asset Backed Securities Trust 2006-WMC2	1 Month LIBOR + 0.5%	0.648	*	4/25/2036	700,075
1,240,464	MASTR Asset Securitization Trust 2004-11		5.750		12/25/2034	1,274,787
1,504,599	MASTR Asset Securitization Trust 2004-3		5.500		3/25/2034	1,525,451
351	MASTR Asset Securitization Trust 2005-1		5.000		5/25/2020	350
518,341	Meritage Mortgage Loan Trust 2004-1	1 Month LIBOR + 0.75%	0.898	*	7/25/2034	505,938
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2	1 Month LIBOR + 0.3%	0.448	*	3/25/2037	47,079
63,631	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3		2.600	#	9/25/2032	64,016

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES (Continued) - 92.9%
$224,527	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A1		3.073	#	12/25/2034	$235,015
178,519	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC5	1 Month LIBOR + 0.9%	1.048	*	5/25/2034	174,856
80,777	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8	1 Month LIBOR + 1.5%	1.648	*	9/25/2034	80,601
115,654	Morgan Stanley ABS Capital I, Inc. Trust 2006-HE7	1 Month LIBOR + 0.16%	0.308	*	9/25/2036	67,505
206,966	Morgan Stanley ABS Capital I, Inc. Trust 2007-HE5	1 Month LIBOR + 0.25%	0.672	*	3/25/2037	109,717
738,757	Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD2	1 Month LIBOR + 0.93%	1.078	*	4/25/2034	731,485
198,039	Morgan Stanley Dean Witter Capital I, Inc. Trust 2002-AM1	1 Month LIBOR + 1.53%	1.678	*	1/25/2032	209,907
263,899	Morgan Stanley Dean Witter Capital I, Inc. Trust 2003-HYB1		2.045	#	3/25/2033	264,133
42,245	Morgan Stanley Mortgage Loan Trust 2004-5AR		2.614	#	7/25/2034	43,359
551,921	Morgan Stanley Mortgage Loan Trust 2006-2		5.750		2/25/2036	546,926
480,236	Morgan Stanley Mortgage Loan Trust 2006-2		6.500		2/25/2036	357,709
691,475	Morgan Stanley Mortgage Loan Trust 2006-8AR		3.493	#	6/25/2036	603,535
7,146,801	Morgan Stanley Mortgage Loan Trust 2007-7AX	1 Month LIBOR + 0.32%	0.468	*	4/25/2037	472,719
4,580,762	Morgan Stanley Mortgage Loan Trust 2007-7AX	1 Month LIBOR + 0.32%	0.468	*	4/25/2037	302,990
12,982	MortgageIT Trust 2005-1	1 Month LIBOR + 1.25%	1.405	*	2/25/2035	12,884
1,474,811	MRFC Mortgage Pass-Through Trust Series 1999-TBC2	1 Month LIBOR + 0.48%	0.639	*	6/15/2030	1,464,072
2,065,745	New Century Alternative Mortgage Loan Trust 2006-ALT1		5.909	#	7/25/2036	837,583
728,953	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.001	+	10/25/2036	278,738
712,556	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.001	+	10/25/2036	272,554
1,736,185	New Residential Mortgage LLC ^		5.437		6/25/2025	1,774,248
972,261	New Residential Mortgage Loan Trust 2020-RPL2 ^		3.578	#	8/25/2025	975,994
669,429	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2		6.000	+	7/25/2034	653,980
1,220,700	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3		5.318	#	8/25/2035	797,645
520,540	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5		2.694	#	10/25/2035	514,159
245,896	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR6		3.156	#	12/25/2035	249,914
3,526,004	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2	1 Month LIBOR + 0.4%	0.548	*	4/25/2036	1,202,068
912,816	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1	1 Month LIBOR + 0.33%	0.478	*	10/25/2036	255,429
351,509	NovaStar Mortgage Funding Trust Series 2003-1	1 Month LIBOR + 1.425%	1.573	*	5/25/2033	352,228
66,161	NovaStar Mortgage Funding Trust Series 2003-4	1 Month LIBOR + 1.065%	1.213	*	2/25/2034	66,112
1,380,279	NovaStar Mortgage Funding Trust Series 2004-1	1 Month LIBOR + 0.825%	0.973	*	6/25/2034	1,352,914
516,800	NovaStar Mortgage Funding Trust Series 2004-1	1 Month LIBOR + 1.4625%	1.610	*	6/25/2034	515,935
277,836	NovaStar Mortgage Funding Trust Series 2004-2	1 Month LIBOR + 1.02%	1.168	*	9/25/2034	269,802
905,454	NovaStar Mortgage Funding Trust Series 2006-4	1 Month LIBOR + 0.15%	0.298	*	9/25/2036	539,952
1,500,000	NRZ Excess Spread-Collateralized Notes Series 2020-PLS1 ^		3.844		12/25/2025	1,504,305
1,917,282	NRZ FHT Excess LLC ^		4.212		11/25/2025	1,924,434
1,271,048	Option One Mortgage Loan Trust 2007-FXD2		5.680	+	3/25/2037	1,301,128
251,880	Popular ABS Mortgage Pass-Through Trust 2005-B	1 Month LIBOR + 1.25%	2.023	*	8/25/2035	253,424
913,115	Pretium Mortgage Credit Partners I 2020-NPL2 LLC ^		3.721	+	2/27/2060	920,752
26,155	Prime Mortgage Trust 2006-CL1	1 Month LIBOR + 0.5%	0.648	*	2/25/2035	25,062
497,716	RALI Series 2005-QO1 Trust	12 Month TA + 1.5%	2.243	*	8/25/2035	451,799
177,845	RAMP Series 2002-RS3 Trust	1 Month LIBOR + 0.975%	1.123	*	6/25/2032	150,911
2,353,264	RAMP Series 2004-KR1 Trust ^	1 Month LIBOR + 0.87%	1.018	*	4/25/2034	2,346,375
2,474,094	RAMP Series 2007-RS1 Trust	1 Month LIBOR + 0.17%	0.318	*	2/25/2037	1,311,826
713,082	RASC Series 2003-KS11 Trust	1 Month LIBOR + 1.8%	1.948	*	1/25/2034	708,079
254,492	RASC Series 2004-KS10 Trust	1 Month LIBOR + 2.475%	2.623	*	11/25/2034	266,668
2,122,074	Renaissance Home Equity Loan Trust		6.254	+	8/25/2036	1,319,416
431,110	Renaissance Home Equity Loan Trust		5.909	+	4/25/2037	189,221
27,711	Renaissance Home Equity Loan Trust 2002-4		6.543	+	3/25/2033	28,016
498,541	Renaissance Home Equity Loan Trust 2004-2		6.414	+	7/25/2034	506,198
88,856	Renaissance Home Equity Loan Trust 2004-2		6.511	+	7/25/2034	90,085
330,202	Renaissance Home Equity Loan Trust 2007-2		5.675	+	6/25/2037	129,116
197,182	Renaissance Home Equity Loan Trust 2007-3		7.238	+	9/25/2037	113,930
363,165	Residential Asset Securitization Trust 2004-A7		5.500		10/25/2034	365,150
7,369,749	Residential Asset Securitization Trust 2005-A11CB		4.850		10/25/2035	4,660,475
156,051	Residential Asset Securitization Trust 2005-A4	1 Month LIBOR + 0.45%	0.598	*	4/25/2035	96,217
563,283	Residential Asset Securitization Trust 2006-A1		6.000		4/25/2036	404,569
920,891	Residential Asset Securitization Trust 2006-A13		6.250		12/25/2036	525,885
559,173	Residential Asset Securitization Trust 2006-A6		6.500		7/25/2036	266,912
3,658,840	Residential Asset Securitization Trust 2006-A6		6.000		7/25/2036	1,690,588
2,825,917	Residential Asset Securitization Trust 2006-A6		6.000		7/25/2036	1,305,727
1,495,753	Residential Asset Securitization Trust 2007-A1		5.750		3/25/2037	855,118
494,938	Residential Asset Securitization Trust 2007-A2		6.000		4/25/2037	393,787
303,147	Residential Asset Securitization Trust 2007-A5		6.000		5/25/2037	247,316
240,261	Residential Asset Securitization Trust 2007-A8		6.000		8/25/2037	195,877
17,770	RFMSI Series 2005-SA3 Trust		3.307	#	8/25/2035	16,805
1,056,465	RFMSI Series 2006-S11 Trust		6.000		11/25/2036	1,037,511
86,285	RFMSI Series 2006-S3 Trust		5.500		3/25/2036	84,024
2,099,806	RFMSI Series 2007-S1 Trust		6.000		1/25/2037	2,065,883
846,250	RFMSI Series 2007-S1 Trust		6.000		1/25/2037	832,614
295,986	RFMSI Series 2007-S6 Trust		6.000		6/25/2037	290,910
936,425	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000 1		9.760	#	2/25/2030	1,048,620
98,371	Saxon Asset Securities Trust 2004-2		6.000	+	8/25/2035	95,482
28,986	Securitized Asset Backed Receivables LLC Trust 2005-FR2	1 Month LIBOR + 0.975%	1.123	*	3/25/2035	29,013
410,885	Specialty Underwriting & Residential Finance Trust Series 2006-BC5	1 Month LIBOR + 0.1%	0.248	*	11/25/2037	280,379
326,414	Structured Adjustable Rate Mortgage Loan Trust		2.013	#	1/25/2035	319,846
444,389	Structured Adjustable Rate Mortgage Loan Trust		2.978	#	4/25/2035	444,583
235,708	Structured Asset Investment Loan Trust 2004-5	1 Month LIBOR + 1.725%	1.873	*	5/25/2034	234,259
297,677	Structured Asset Investment Loan Trust 2004-9	1 Month LIBOR + 1.95%	2.098	*	10/25/2034	295,707
639,601	Structured Asset Securities Corp. ^		4.686	#	4/15/2027	635,870
14,847	Structured Asset Securities Corp. Mor Cer Ser 2003-31A		2.508	#	10/25/2033	14,950
175,031	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A		2.671	#	11/25/2033	168,522

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES (Continued) - 92.9%
$604,082	TBW Mortgage-Backed Trust 2006-6		5.750	+	1/25/2037	$294,807
242,980	TBW Mortgage-Backed Trust Series 2006-2		5.500		7/25/2036	108,274
5,037,960	TBW Mortgage-Backed Trust Series 2006-3		6.500		7/25/2036	2,410,536
565,256	Terwin Mortgage Trust 2004-1HE ^	1 Month LIBOR + 2.475%	2.623	*	2/25/2034	539,280
115,815	Terwin Mortgage Trust 2004-7HE ^	1 Month LIBOR + 0.85%	1.423	*	7/25/2034	114,692
6,520,420	Terwin Mortgage Trust 2006-3 ^	1 Month LIBOR + 0.31%	0.768	*	4/25/2037	2,037,292
1,250,000	Theorem Funding Trust 2020-1 ^		3.950		10/15/2026	1,294,995
22,008	Thornburg Mortgage Securities Trust 2006-4		3.075	#	7/25/2036	20,751
2,321,057	Thornburg Mortgage Securities Trust 2007-2	12 Month LIBOR + 1.25%	1.589	*	6/25/2037	2,206,948
355,224	Truman Capital Mortgage Loan Trust ^	1 Month LIBOR + 2.55%	2.698	*	1/25/2034	354,587
2,006,712	Voyager CNTYW Delaware Trust ^		0.409	#	3/16/2030	1,877,227
223,681	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust		2.780	#	9/25/2033	211,451
125,084	WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust		2.897	#	1/25/2035	127,972
21,613,160	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust		2.276	#	11/25/2045	1,261,372
326,038	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust		3.646	#	12/25/2035	323,230
667,307	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust		3.451	#	2/25/2037	655,561
497,077	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust		6.000		11/25/2035	499,933
1,319,653	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust		4.170	+	9/25/2036	559,496
732,909	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust		6.000	+	10/25/2036	386,870
1,484,449	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-9 Trust		4.534	+	10/25/2036	586,443
899,666	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-9 Trust		4.534	+	10/25/2036	357,720
66,527	Wells Fargo Alternative Loan 2007-PA2 Trust	1 Month LIBOR + 0.43%	0.578	*	6/25/2037	53,675
344,298	Wells Fargo Mortgage Backed Securities 2006-7 Trust		6.000		6/25/2036	345,903
118,600	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust		2.536	#	10/25/2036	109,112
	TOTAL ASSET BACKED SECURITIES (Cost - $192,588,049)					198,388,303

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 1.1%
602,357	Freddie Mac REMICS 4205 AI		2.500		5/15/2028	32,468
796,258	Freddie Mac REMICS 3349 SM		5.841	*	7/15/2037	144,365
3,390,167	Freddie Mac REMICS 4175 ES		5.991	*	6/15/2038	106,255
6,471,196	Freddie Mac REMICS 4199 SD		6.041	*	6/15/2039	158,009
1,074,164	Freddie Mac REMICS 4103 DS		5.991	*	9/15/2040	75,245
1,181,744	Freddie Mac REMICS 4535 HI		3.000		3/15/2041	33,222
410,039	Freddie Mac REMICS 3980 TS		6.341	*	9/15/2041	73,581
3,639,829	Freddie Mac REMICS 4580 MI		3.500		2/15/2043	229,324
1,356,925	Freddie Mac REMICS 4680 LI		4.000		10/15/2043	75,514
181,673	Freddie Mac REMICS 4449 PI		4.000		11/15/2043	15,306
15,622,204	Freddie Mac REMICS 4957 DI		4.500		1/25/2044	622,804
5,538,954	Freddie Mac REMICS 4672 AI		4.500		3/15/2045	313,340
940,332	Freddie Mac REMICS 4818 BI		4.000		3/15/2045	47,095
211,189	Freddie Mac REMICS 4840 IA		4.000		9/15/2045	806
178,615	Freddie Mac REMICS 4840 GI		4.000		5/15/2046	1,282
4,111,313	Freddie Mac REMICS 5050 IJ		2.000		4/25/2050	322,606
						2,251,222
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.1%
184,883	Fannie Mae REMICS 2013-42 PD		1.250		5/25/2043	186,798
119,229	Fannie Mae REMICS 2017-96KT	1 Month LIBOR + 16.00%	4.000	*	12/25/2057	119,072
						305,870
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.7%
791,015	Fannie Mae REMICS 2012-126 DI		3.000		11/25/2027	53,026
1,274,792	Fannie Mae REMICS 2013-109 AS	1 Month LIBOR + 6.15%	6.002	*	11/25/2030	56,833
3,214,628	Fannie Mae REMICS 2012-99 AI		3.500		5/25/2039	100,491
3,686,091	Fannie Mae REMICS 2012-94 YS	1 Month LIBOR + 6.65%	6.502	*	6/25/2039	485,995
784,585	Fannie Mae REMICS 2012-111 JS	1 Month LIBOR + 6.1%	5.952	*	7/25/2040	37,075
1,534,712	Fannie Mae REMICS 2010-135 MS	1 Month LIBOR + 5.95%	5.802	*	12/25/2040	248,747
2,121,502	Fannie Mae REMICS 2011-124 NS	1 Month LIBOR + 6.5%	6.352	*	12/25/2041	398,972
860,422	Fannie Mae REMICS 2012-88 SB	1 Month LIBOR + 6.67%	6.522	*	7/25/2042	136,109
5,348,012	Fannie Mae REMICS 2017-30 MI		4.000		2/25/2044	471,876
117,342	Fannie Mae REMICS 2017-6 MI		4.000		8/25/2044	8,883
508,502	Fannie Mae REMICS 2016-3 NI		6.000		2/25/2046	108,453
1,737,338	Fannie Mae REMICS 2017-112 SC	1 Month LIBOR + 6.15%	6.002	*	1/25/2048	313,395
2,103,884	Fannie Mae REMICS 2019-37 CI		4.500		9/25/2048	355,767
4,965,315	Fannie Mae REMICS 2019-34 KI		4.000		7/25/2049	353,365
1,176,138	Fannie Mae REMICS 2020-16 SJ	1 Month LIBOR + 6.05%	5.902	*	3/25/2050	158,466
2,335,880	Fannie Mae REMICS 2020-14 BI		4.000		3/25/2050	287,680
						3,575,133
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
1,204,358	Government National Mortgage Association 2004-56 S	1 Month LIBOR + 7.65%	7.498	*	6/20/2033	217,940
2,318,613	Government National Mortgage Association 2019-58 IO		2.201		10/20/2039	144,772
2,003,538	Government National Mortgage Association 2010-131 SB		5.897	*	4/16/2040	116,359
1,576,405	Government National Mortgage Association 2014-118 AI	1 Month LIBOR + 6.05%	3.500		5/16/2040	95,744
342,862	Government National Mortgage Association 2012-36 QS		6.468	*	3/20/2042	59,531
3,020,569	Government National Mortgage Association 2020-61 SF	1 Month LIBOR + 6.62%	6.288	*	7/20/2043	567,919

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued) - 4.1%
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Continued) - 1.2%
$3,023,849	Government National Mortgage Association 2018-154 DI	4.000	1/20/2045	$213,063
763,714	Government National Mortgage Association 2020-62 GI	4.500	5/20/2050	102,035
3,858,133	Government National Mortgage Association 2020-62 IG	4.500	5/20/2050	543,425
7,409,970	Government National Mortgage Association 2020-164 AI	3.500	7/20/2050	387,802
				2,448,590

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $9,855,839)			8,580,815

Shares
	REAL ESTATE INVESTMENT TRUST - 0.5%
100,000	Chimera Investment Corp.			1,025,000
	(Cost - $1,034,400)

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
5,413,825	First American Government Obligations Fund - Institutional Class 0.04% **			5,413,825
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,413,825)

	TOTAL INVESTMENTS - 100.0% (Cost - $208,892,113)			$213,407,943
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%			50,037
	NET ASSETS - 100.0%			$213,457,980

*	Floating Rate, rate shown represents the rate at December 31, 2020.

#	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	Step Rate, rate shown represents the rate at December 31, 2020.

**	Rate shown represents the rate at December 31, 2020, is subject to change and resets daily.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020 the total market value of 144A securities is $36,639,139 or 17.16% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares				Value
	COMMON STOCK - 66.3%
	ASSET MANAGEMENT - 3.1%
6,895	Groupe Bruxelles Lambert SA			$696,170

	BEVERAGES - 0.9%
375,000	Thai Beverage PCL			208,546

	BIOTECH & PHARMACEUTICALS - 13.1%
5,400	Johnson & Johnson			849,852
8,525	Novartis AG - ADR			805,016
17,300	Sanofi - ADR			840,607
26,000	Takeda Pharmaceutical Co. Ltd. - ADR			473,200
				2,968,675
	CHEMICALS - 1.0%
10,000	Mosaic Co.			230,100

	CONSTRUCTION MATERIALS - 1.3%
11,000	MDU Resources Group, Inc.			289,740

	E-COMMERCE DISCRETIONARY - 1.2%
5,500	eBay, Inc. +			276,375

	ENGINEERING & CONSTRUCTION - 3.2%
6,271	Tetra Tech, Inc.			726,056

	FOOD - 8.9%
9,326	Campbell Soup Co.			450,912
25,000	GrainCorp Ltd. *			80,830
197,800	Grupo Herdez SAB de CV			529,009
8,050	Nestle SA - ADR			948,290
				2,009,041
	GAS & WATER UTILITIES - 4.4%
15,820	National Fuel Gas Co.			650,677
10,000	UGI Corp.			349,600
				1,000,277
	METALS & MINING - 1.0%
7,000	Anglo American PLC			231,992

	SEMICONDUCTORS - 3.8%
3,500	Intel Corp.			174,370
9,000	Micron Technology, Inc. *			676,620
				850,990
	SOFTWARE - 2.4%
2,400	Microsoft Corp.			533,808

	TECHNOLOGY HARDWARE - 6.2%
20,400	Cisco Systems, Inc.			912,900
125,000	Nokia Oyj +			488,750
				1,401,650
	TELECOMMUNICATIONS - 7.4%
64,500	Orange SA - ADR			764,970
7,500	Verizon Communications, Inc.			440,625
28,570	Vodafone Group PLC - ADR			470,834
				1,676,429
	TOBACCO & CANNABIS - 4.7%
3,991,700	Hanjaya Mandala Sampoerna Tbk. PT			427,581
30,800	Imperial Brands PLC - ADR			647,416
				1,074,997
	WHOLESALE - CONSUMER STAPLES - 3.7%
12,600	Bunge Ltd.			826,308

	TOTAL COMMON STOCK (Cost - $12,443,285)			15,001,154

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 1.2%
	BIOTECH & PHARMACEUTICALS - 1.2%
$275,000	Ligand Pharmaceuticals, Inc.	0.750	5/15/2023	260,834
	(Cost - $257,190)

	CORPORATE BONDS - 26.3%
	AEROSPACE/DEFENSE - 0.3%
76,000	Howmet Aerospace, Inc.	5.400	4/15/2021	76,148

	AUTO MANUFACTURERS - 3.4%
490,000	Ford Motor Co.	9.215	9/15/2021	516,950
250,000	Ford Motor Credit Co. LLC	3.339	3/28/2022	252,813
				769,763

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS (Continued) - 26.3%
	BIOTECH & PHARMACEUTICALS - 2.5%
$570,000	Teva Pharmaceutical Finance Netherlands III BV	2.200	7/21/2021		$569,644

	CABLE & SATELLITE - 1.6%
236,000	CSC Holdings LLC	5.875	9/15/2022		250,307
110,000	DISH DBS Corp.	6.750	6/1/2021		112,333
					362,640
	ELECTRIC UTILITIES - 1.2%
250,000	TransAlta Corp.	4.500	11/15/2022		260,000

	LEISURE FACILITIES & SERVICES - 2.4%
500,000	MGM Resorts International	7.750	3/15/2022		533,438

	METALS & MINING - 1.5%
40,000	AngloGold Ashanti Holdings PLC	5.125	8/1/2022		42,140
300,000	Freeport-McMoRan, Inc.	3.550	3/1/2022		305,917
					348,057
	OIL & GAS PRODUCERS - 2.0%
200,000	Murphy Oil Corp.	4.000	6/1/2022		200,895
75,000	Occidental Petroleum Corp.	2.700	8/15/2022		75,206
175,000	Occidental Petroleum Corp.	2.600	8/13/2021		176,859
					452,960
	RETAIL - CONSUMER STAPLES - 0.8%
175,000	Safeway, Inc.	4.75	12/1/2021		178,697

	RETAIL - DISCRETIONARY - 5.7%
185,000	Foot Locker, Inc.	8.500	1/15/2022		197,719
300,000	L Brands, Inc.	5.625	2/15/2022		311,437
500,000	Nordstrom, Inc.	4.000	10/15/2021		505,864
250,000	QVC, Inc.	4.375	3/15/2023		262,812
					1,277,832
	SPECIALTY FINANCE - 0.7%
175,000	Navient Corp.	6.625	7/26/2021		160,631

	TECHNOLOGY HARDWARE - 1.1%
250,000	Seagate HDD Cayman	4.25	3/1/2022		258,281

	TELECOMMUNICATIONS - 3.1%
306,000	Sprint Communications, Inc.	11.500	11/15/2021		332,584
150,000	Sprint Communications, Inc.	6.000	11/15/2022		162,563
200,000	Sprint Corp.	7.250	9/15/2021		208,350
					703,497

	TOTAL CORPORATE BONDS (Cost - $5,912,709)				5,951,588

Shares
	CLOSED-END FUND - 2.0%
23,500	Sprott Physical Gold and Silver Trust				454,725
	TOTAL CLOSED-END FUND (Cost - $336,373)

	TOTAL INVESTMENTS - 95.8% (Cost - $18,949,557)				$21,668,301
	OTHER ASSETS LESS LIABILITIES - 4.2%				959,315
	NET ASSETS - 100.0%				$22,627,616

Contracts (a)			Notional Value	Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.3)% *
55	eBay, Inc.		247,500	1/15/2021 - $45.00	$28,710
200	Nokia Oyj		100,000	6/18/2021 - $5.00	3,600
300	Nokia Oyj		210,000	6/18/2021 - $7.00	1,800
300	Nokia Oyj		120,000	1/21/2022 - $4.00	18,900
425	Nokia Oyj		212,500	1/21/2022 - $5.00	14,025
	TOTAL OPTIONS (Premium - $63,915)				$67,035

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

LLC - Limited Liability Company

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares						Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,817	Avaya Holdings Corp.					$149,696
	TOTAL COMMON STOCK (Cost - $198,736)

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES - 2.0%
	CLO - 2.0%
$500,000	CARLYLE US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	6.218	*	4/20/2031	$462,516
1,000,000	Neuberger Berman CLO XVI-S Ltd. #	3 Month LIBOR + 5.400%	5.637	*	1/15/2028	960,265
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	5.615	*	7/25/2030	467,602
500,000	Sound Point CLO X Ltd. #	3 Month LIBOR + 5.250%	5.468	*	1/20/2028	480,160
	TOTAL ASSET BACKED SECURITIES (Cost - $2,483,346)					2,370,543

	CORPORATE BONDS - 5.5%
	ASSET MANAGEMENT - 0.2%
206,000	NFP Corp. #		6.875		8/15/2028	220,200

	AUTOMOTIVE - 0.4%
384,000	Clarios Global LP #		8.500		5/15/2027	417,815

	BIOTECH & PHARMA - 0.1%
71,000	Bausch Health Cos., Inc. #		5.250		1/30/2030	74,630

	CABLE & SATELLITE - 0.2%
32,000	Virgin Media Vendor Financing Notes IV DAC #		5.000		7/15/2028	33,312
189,000	Ziggo Bond Co. BV #		6.000		1/15/2027	200,084
						233,396
	CHEMICALS - 0.1%
59,000	Chemours Co. #		5.750		11/15/2028	60,291
16,000	Rayonier AM Products, Inc. #		7.625		1/15/2026	16,704
16,000	Valvoline, Inc. #		3.625		6/15/2031	16,440
						93,435
	COMMERCIAL SUPPORT SERVICES - 0.4%
196,000	GFL Environmental, Inc. #		8.500		5/1/2027	217,928
249,000	Prime Security Services Borrower LLC		5.750		4/15/2026	272,966
						490,894
	CONTAINERS & PACKAGING - 0.1%
86,000	Silgan Holdings, Inc.		4.750		3/15/2025	87,666

	ELECTRICAL EQUIPMENT - 0.1%
141,000	Vertical Holdco GmbH #		7.625		7/15/2028	153,954

	ENGINEERING & CONSTRUCTION - 0.1%
72,000	PowerTeam Services LLC #		9.033		12/4/2025	80,288

	HEALTH CARE FACILITIES & SERVICES - 0.4%
32,000	AdaptHealth LLC #		4.625		8/1/2029	32,920
149,000	LifePoint Health, Inc. #		5.375		1/15/2029	148,866
47,000	Prime Healthcare Services, Inc. #		7.250		11/1/2025	49,996
179,000	RP Escrow Issuer LLC #		5.250		12/15/2025	187,289
						419,071
	HOUSEHOLD PRODUCTS - 0.1%
149,000	Kronos Acquisition Holdings, Inc. #		7.000		12/31/2027	156,285

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
174,000	FXI Holdings, Inc. #		12.250		11/15/2026	198,658

	INSURANCE- 0.2%
218,000	HUB International Ltd. #		7.000		5/1/2026	228,201

	INTERNET MEDIA & SERVICES - 0.1%
98,000	Arches Buyer, Inc. #		6.125		12/1/2028	101,388

	LEISURE FACILITIES & SERVICES - 0.5%
142,000	Boyd Gaming Corp.		4.750		12/1/2027	147,795
200,000	Royal Caribbean Cruises Ltd. #		11.500		6/1/2025	234,060
129,000	Scientific Games International, Inc. #		7.250		11/15/2029	141,796
89,000	Yum! Brands, Inc.		3.625		3/15/2031	90,075
						613,726
	METALS & MINING - 0.1%
142,000	Novelis Corp. #		5.875		9/30/2026	148,568

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 5.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0%
$233,000	EQM Midstream Partners LP		6.500		7/15/2048	$242,685
48,000	Occidental Petroleum Corp.		6.125		1/1/2031	51,490
150,000	Occidental Petroleum Corp.		4.500		7/15/2044	127,781
174,000	Ovintiv, Inc.		6.500		8/15/2034	201,687
295,000	Tallgrass Energy Partners LP #		6.000		12/31/2030	304,123
179,000	WPX Energy, Inc.		5.250		10/15/2027	189,974
						1,117,740
	PUBLISHING & BROADCASTING - 0.5%
180,000	iHeartCommunications, Inc.		8.375		5/1/2027	192,470
310,000	Sinclair Television Group, Inc. #		5.500		3/1/2030	322,924
						515,394
	RETAIL - DISCRETIONARY - 0.5%
213,000	Builders FirstSource, Inc. #		6.750		6/1/2027	231,309
109,000	LBM Acquisition LLC #		6.250		1/15/2029	112,747
175,000	L Brands, Inc.		6.875		11/1/2035	196,766
						540,822
	TELECOMMUNICATIONS - 0.2%
154,000	Cablevision Lightpath LLC #		3.875		9/15/2027	155,155
234,000	CenturyLink, Inc.		6.875		1/15/2028	271,833
						426,988

	TOTAL CORPORATE BONDS (Cost - $6,162,490)					6,319,119

	BANK LOANS - 90.1%
	ADVERTISING & MARKETING - 0.4%
500,000	Red Ventures LLC	1 Month LIBOR + 2.500%	2.647	*	11/8/2024	492,775

	AEROSPACE & DEFENSE - 0.9%
682,339	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	3.750	*	4/6/2026	652,012
367,283	Standard Aero Ltd.	3 Month LIBOR + 3.500%	3.720	*	4/6/2026	350,960
						1,002,972
	ASSET MANAGEMENT - 2.8%
825,000	Advisor Group Holdings, Inc.	1 Month LIBOR + 5.000%	5.147	*	7/31/2026	819,844
365,994	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	6.897	*	7/20/2026	368,739
783,000	Nexus Buyer LLC	1 Month LIBOR + 3.750%	3.902	*	11/9/2026	778,924
1,331,632	NFP Corp.	1 Month LIBOR + 3.250%	3.397	*	2/15/2027	1,306,191
						3,273,698
	AUTOMOTIVE - 1.5%
750,000	Clarios Global LP	1 Month LIBOR + 3.500%	3.647	*	4/30/2026	748,905
950,000	First Brands Group LLC	3 Month LIBOR + 7.500%	8.500	*	2/2/2024	949,112
						1,698,017
	CABLE & SATELLITE - 1.3%
400,000	CSC Holdings LLC	1 Month LIBOR + 2.250%	2.409	*	7/17/2025	395,000
497,468	CSC Holdings LLC	1 Month LIBOR + 2.250%	2.409	*	1/15/2026	491,250
304,000	Newco Financing Partnership	3 Month LIBOR + 3.500%	3.673	*	1/31/2029	305,406
304,000	UPC Financing Partnership	3 Month LIBOR + 3.500%	3.677	*	1/31/2029	305,406
						1,497,062
	CHEMICALS - 0.7%
845,594	Nouryon USA LLC	1 Month LIBOR + 3.000%	3.153	*	10/1/2025	838,724

	COMMERCIAL SUPPORT SERVICES - 7.6%
1,750,452	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	4.397	*	7/10/2026	1,745,629
566,858	Amentum Government Services Holdings LLC	1 Month LIBOR + 3.500%	3.645	*	1/29/2027	566,858
1,038,933	Amentum Government Services Holdings LLC	3 Month LIBOR + 4.750%	5.500	*	1/29/2027	1,049,323
375,000	American Residential Services LLC	3 Month LIBOR + 3.500%	4.250	*	10/15/2027	375,469
1,250,000	Conservice Midco LLC	3 Month LIBOR + 4.250%	4.504	*	5/13/2027	1,253,125
242,393	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	5.250	*	11/27/2026	240,171
55,000	GFL Environmental Inc	3 Month LIBOR + 3.000%	3.500	*	5/30/2025	55,149
500,000	Packers Holdings LLC	1 Month LIBOR + 3.000%	4.000	*	12/4/2024	499,250
400,000	Packers Holdings LLC	1 Month LIBOR + 4.000%	4.750	*	12/4/2024	401,002
1,805,125	Prime Security Services Borrower LLC	1 Month LIBOR + 3.250%	4.250	*	9/23/2026	1,818,943
750,000	Stiphout Finance LLC	1 Month LIBOR + 3.750%	4.750	*	10/27/2025	751,879
						8,756,798
	CONSUMER SERVICES - 1.3%
205,757	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	1/29/2025	200,922
1,240,385	Spin Holdco, Inc.	3 Month LIBOR + 3.250%	4.250	*	11/14/2022	1,235,932
						1,436,854
	CONTAINERS & PACKAGING - 1.0%
120,000	Charter NEX US, Inc.	3 Month LIBOR + 4.250%	5.000	*	12/1/2027	120,765
1,000,000	Pactiv Evergreen Group Holdings, Inc.	1 Month LIBOR + 3.250%	3.397	*	2/5/2026	994,250
						1,115,015
	ELECTRIC UTILITIES - 2.0%
336,156	APLP Holdings LP	1 Month LIBOR + 2.500%	3.500	*	4/14/2025	336,156
393,602	Edgewater Generation LLC	1 Month LIBOR + 3.750%	3.897	*	12/13/2025	386,688
1,571,409	Granite Generation LLC	1 Month LIBOR + 2.500%	3.500	*	11/9/2026	1,576,649
						2,299,493
	ELECTRICAL EQUIPMENT - 2.9%
668,233	Belfor Holdings, Inc.	1 Month LIBOR + 4.000%	4.147	*	4/6/2026	669,937
1,247,411	Brookfield WEC Holdings, Inc.	1 Month LIBOR + 3.000%	3.750	*	8/1/2025	1,246,076
27,625	Energizer Holdings, Inc	1 Month LIBOR + 2.250%	2.750	*	12/22/2027	27,677
1,391,468	Mirion Technologies, Inc.	6 Month LIBOR + 4.000%	4.269	*	3/6/2026	1,392,122
						3,335,812

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.1% (Continued)
	ENGINEERING & CONSTRUCTION - 1.1%
$335,000	PowerTeam Services LLC	3 Month LIBOR + 7.250%	8.250	*	3/6/2026	$310,433
992,525	USIC Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	12/8/2023	997,075
						1,307,508
	ENTERTAINMENT CONTENT - 1.8%
53,000	Alchemy Copyrights LLC	1 Month LIBOR + 3.250%	4.000	*	8/16/2027	53,398
1,654,969	Univision Communications, Inc.	1 Month LIBOR + 2.750%	3.750	*	3/15/2024	1,648,250
372,530	Univision Communications, Inc.	1 Month LIBOR + 3.750%	4.750	*	3/15/2026	374,055
						2,075,703
	FOOD - 1.9%
200,000	Froneri US, Inc.	1 Month LIBOR + 5.750%	5.897	*	1/31/2028	202,500
1,000,000	Shearer’s Foods LLC	3 Month LIBOR + 4.000%	4.750	*	9/23/2027	1,001,955
900,000	Snacking Investments US LLC	1 Month LIBOR + 4.000%	5.000	*	12/18/2026	901,125
53,000	WellPet	12 Month LIBOR + 3.750%	4.500	*	12/21/2027	53,022
						2,158,602
	HEALTH CARE FACILITIES & SERVICES - 12.5%
1,000,000	ADMI Corp.	1 Month LIBOR + 4.000%	4.750	*	12/23/2027	1,002,750
1,429,541	Change Healthcare Holdings LLC	1 Month LIBOR + 2.500%	3.500	*	3/1/2024	1,425,345
160,000	Envision Healthcare Corp.	1 Month LIBOR + 3.750%	3.897	*	10/10/2025	134,181
1,051,662	ExamWorks Group, Inc.	3 Month LIBOR + 3.250%	4.250	*	7/27/2023	1,052,103
498,587	Eyecare Partners LLC	1 Month LIBOR + 3.750%	3.897	*	2/18/2027	487,246
158,594	Eyecare Partners LLC	3 Month LIBOR + 3.750%	3.897	*	2/18/2027	154,987
469,156	Gentiva Health Services, Inc.	1 Month LIBOR + 3.250%	3.438	*	7/2/2025	467,986
1,000,000	Heartland Dental LLC	1 Month LIBOR + 3.500%	3.647	*	4/30/2025	977,810
1,250,000	Jaguar Holding Co. II	1 Month LIBOR + 2.500%	3.500	*	8/18/2022	1,251,019
1,298,089	LifePoint Health, Inc.	1 Month LIBOR + 3.750%	3.897	*	11/16/2025	1,297,199
1,500,000	Milano Acquisition Corp,.	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	1,503,435
478,216	National Mentor Holdings, Inc.	1-3 Month LIBOR + 4.250%	4.400-4.510	*	3/9/2026	478,417
21,827	National Mentor Holdings, Inc.	3 Month LIBOR + 4.250%	4.510	*	3/9/2026	21,836
1,246,859	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.250%	4.250	*	3/5/2026	1,241,928
53,000	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.250%	4.750	*	3/5/2026	53,044
334,328	Radnet Management, Inc.	6 Month LIBOR + 3.750%	4.750	*	6/30/2023	334,287
1,319,957	Upstream Newco, Inc.	1 Month LIBOR + 4.500%	4.647	*	11/20/2026	1,319,132
1,250,000	WP CityMD Bidco LLC	3 Month LIBOR + 4.500%	5.500	*	8/13/2026	1,251,475
						14,454,180
	HOME & OFFICE PRODUCTS - 0.8%
342,005	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 3.250%	4.250	*	12/13/2023	340,723
597,000	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 5.250%	6.250	*	12/13/2023	599,239
						939,962
	HOUSEHOLD PRODUCTS - 0.0%
23,375	Energizer Holdings, Inc.	1 Month LIBOR + 2.500%	2.750	*	12/22/2027	23,419

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
1,000,000	AqGen Ascensus, Inc.	3 Month LIBOR + 4.000%	5.000	*	12/3/2026	1,004,375
1,000,000	Aretec Group, Inc.	1 Month LIBOR + 4.250%	4.397	*	10/1/2025	981,250
						1,985,625
	INSURANCE - 13.5%
940,000	Achilles Acquisition LLC	1 Month LIBOR + 4.500%	5.250	*	11/16/2027	943,525
1,498,744	Acrisure LLC	1 Month LIBOR + 3.500%	3.647	*	2/15/2027	1,474,709
500,000	Alera Group Intermediate Holdings, Inc.	1 Month LIBOR + 4.000%	4.500	*	8/1/2025	496,250
1,000,000	AmWINS Group, Inc.	1 Month LIBOR + 2.750%	3.750	*	1/25/2024	1,002,325
997,487	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	3.647	*	2/12/2027	984,470
448,872	AssuredPartners, Inc.	1 Month LIBOR + 4.500%	5.500	*	2/12/2027	450,558
197,186	Asurion LLC	1 Month LIBOR + 3.000%	6.647	*	8/4/2025	199,108
1,447,921	Asurion LLC	1 Month LIBOR + 6.500%	3.397	*	12/18/2026	1,435,252
995,000	BroadStreet Partners, Inc.	1 Month LIBOR + 3.250%	3.397	*	1/27/2027	980,075
299,250	BroadStreet Partners, Inc.	1 Month LIBOR + 3.750%	4.750	*	1/27/2027	299,624
852,792	Confie Seguros Holding II Co.	1 Month LIBOR + 4.750%	5.750	*	4/19/2022	842,264
300,000	Confie Seguros Holding II Co.	1 Month LIBOR + 8.500%	8.725	*	10/31/2025	275,250
1,250,000	HUB International Ltd.	3 Month LIBOR + 4.000%	5.000	*	4/25/2025	1,255,531
1,446,282	Hyperion Insurance Group Ltd.	1 Month LIBOR + 3.500%	4.500	*	12/20/2024	1,444,677
382,407	Hyperion Insurance Group Ltd.	1 Month LIBOR + 4.500%	4.647	*	11/12/2027	382,407
317,593	Hyperion Insurance Group Ltd.	3 Month LIBOR + 3.750%	4.750	*	11/12/2027	317,593
113,125	OneDigital Borrower LLC	1 Month LIBOR + 4.500%	5.250	*	11/16/2027	113,549
500,000	Ryan Specialty Group LLC	1 Month LIBOR + 3.250%	4.000	*	9/1/2027	500,000
1,400,000	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.250%	3.397	*	12/31/2025	1,380,463
831,594	USI, Inc.	3 Month LIBOR + 3.000%	3.254	*	5/16/2024	821,112
						15,598,742
	INTERNET MEDIA & SERVICES - 2.9%
227,496	Hoya Midco LLC	6 Month LIBOR + 3.500%	4.500	*	6/30/2024	215,838
1,000,000	MH Sub I LLC	1 Month LIBOR + 3.500%	3.647	*	9/13/2024	989,315
1,000,000	MH Sub I LLC	1 Month LIBOR + 3.750%	4.750	*	9/13/2024	1,000,000
527,000	ProQuest LLC	1 Month LIBOR + 3.500%	3.647	*	10/23/2026	527,000
600,000	Uber Technologies, Inc.	1 Month LIBOR + 4.000%	5.000	*	4/4/2025	604,338
						3,336,491
	LEISURE FACILITIES & SERVICES - 3.0%
1,250,000	Delta 2 Lux Sarl	1 Month LIBOR + 2.500%	3.500	*	2/1/2024	1,241,294
500,000	IRB Holding Corp	6 Month LIBOR + 3.750%	3.750	*	11/4/2026	496,733
1,000,000	IRB Holding Corp	3 Month LIBOR + 3.250%	4.250	*	11/19/2026	1,002,970
751,062	UFC Holdings LLC	3 Month LIBOR + 3.250%	4.250	*	4/29/2026	749,947
						3,490,944

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.1% (Continued)
	MACHINERY - 2.2%
$249,365	Engineered Machinery Holdings, Inc.	3 Month LIBOR + 4.250%	5.250	*	7/19/2024	$250,404
1,150,000	Restaurant Technologies, Inc.	1 Month LIBOR + 3.250%	3.397	*	10/1/2025	1,124,125
1,054,480	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	1,049,213
163,387	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	162,571
						2,586,313
	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,000,000	athenahealth, Inc.	1 Month LIBOR + 4.500%	4.648	*	2/11/2026	1,001,250

	OIL & GAS PRODUCERS - 1.4%
238,949	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	7.660	*	3/6/2023	186,380
59,886	Energy & Exploration Partners LLC ^		5.000		5/13/2022	299
438,613	GIP III Stetson I LP	1 Month LIBOR + 4.250%	4.395	*	7/18/2025	396,249
417,623	Lower Cadence Holdings LLC	1 Month LIBOR + 4.000%	4.147	*	5/22/2026	408,880
583,021	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	4.897	*	3/11/2026	570,949
						1,562,757
	PUBLISHING & BROADCASTING - 0.1%
98,000	Recorded Books, Inc.	1 Month LIBOR + 4.250%	4.750	*	8/29/2025	98,408

	REAL ESTATE SERVICES - 0.9%
999,487	Cushman & Wakefield U.S. Borrower, LLC	1 Month LIBOR + 2.750%	2.897	*	8/21/2025	984,371

	RETAIL - DISCRETIONARY - 3.7%
850,000	Harbor Freight Tools USA, Inc.	1 Month LIBOR + 2.500%	4.000	*	10/19/2027	851,547
50,727	LBM Acquisition LLC	1 Month LIBOR + 4.250%	4.397	*	12/17/2027	50,791
11,273	LBM Acquisition LLC	1 Month LIBOR + 3.750%	4.500	*	12/17/2027	11,287
750,000	LS Group OpCo Acquistion LLC	1 Month LIBOR + 3.500%	4.250	*	11/2/2027	750,937
350,000	Mavis Tire Express Services Corp.	3 Month LIBOR + 4.000%	5.000	*	3/20/2025	352,844
297,000	Midas Intermediate Holdco II LLC	3 Month LIBOR + 7.500%	7.500	*	12/22/2025	302,012
475,000	Petco Animal Supplies, Inc.	1 Month LIBOR + 3.250%	4.250	*	1/26/2023	456,133
1,000,000	Staples, Inc.	3 Month LIBOR + 5.000%	5.214	*	4/16/2026	971,360
500,000	Wand NewCo 3, Inc.	1 Month LIBOR + 3.000%	3.147	*	2/5/2026	493,875
						4,240,786
	SOFTWARE - 6.6%
1,000,000	Camelot Finance SA	1 Month LIBOR + 3.000%	3.147	*	10/30/2026	996,980
438,677	Castle US Holding Corp.	3 Month LIBOR + 3.750%	4.004	*	1/29/2027	431,684
79,000	CT Technologies Intermediate Holdings Inc	1 Month LIBOR + 5.000%	6.000	*	12/16/2025	78,901
496,211	Helios Software Holdings, Inc.	6 Month LIBOR + 4.250%	4.519	*	10/24/2025	494,556
100,000	Imprivata Inc	1 Month LIBOR + 3.750%	4.250	*	12/1/2027	100,250
1,141,686	Mitchell International, Inc.	1 Month LIBOR + 3.250%	3.397	*	11/29/2024	1,124,829
500,000	Project Boost Purchaser LLC	1 Month LIBOR + 4.250%	5.000	*	6/1/2026	501,043
148,935	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	8.464	*	5/18/2026	142,084
847,386	Quest Software US Holdings, Inc.	3 Month LIBOR + 4.250%	4.464	*	5/16/2025	835,523
1,496,222	Ultimate Software Group, Inc.	1 Month LIBOR + 3.750%	3.897	*	5/4/2026	1,497,546
781,537	Waystar Technologies, Inc.	1 Month LIBOR + 4.000%	4.147	*	10/22/2026	781,541
53,000	Waystar Technologies, Inc.	1 Month LIBOR + 4.000%	4.750	*	10/22/2026	53,066
575,000	Weld North Education LLC	1 Month LIBOR + 4.000%	4.750	*	12/21/2027	574,761
						7,612,764
	SPECIALTY FINANCE - 1.0%
124,000	Avolon TLB Borrower 1 US LLC	1 Month LIBOR + 2.500%	3.250	*	12/1/2027	124,252
1,000,000	GT Polaris, Inc.	3 Month LIBOR + 4.000%	5.000	*	9/24/2027	1,005,375
						1,129,627
	TECHNOLOGY HARDWARE - 0.5%
87,982	Global Tel*Link Corp.	1 Month LIBOR + 8.250%	8.397	*	11/29/2026	62,291
582,921	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	4.224	*	8/20/2025	565,433
						627,724
	TECHNOLOGY SERVICES - 5.1%
500,000	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	7.188	*	6/15/2026	457,500
499,063	Dun & Bradstreet Corp.	1 Month LIBOR + 3.750%	3.898	*	2/6/2026	500,241
1,375,000	MPH Acquisition Holdings LLC	3 Month LIBOR + 2.750%	3.750	*	6/7/2023	1,371,246
1,100,000	Netsmart, Inc.	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	1,101,375
1,244,419	Refinitiv US Holdings, Inc.	1 Month LIBOR + 3.250%	3.397	*	10/1/2025	1,244,164
1,250,000	Verscend Holding Corp.	1 Month LIBOR + 4.500%	4.647	*	8/27/2025	1,251,875
						5,926,401
	TELECOMMUNICATIONS - 1.5%
488,665	Altice France SA	1 Month LIBOR + 3.688%	3.841	*	1/31/2026	485,305
500,000	CenturyLink, Inc.	1 Month LIBOR + 2.250%	2.397	*	3/15/2027	495,500
690,423	Zayo Group Holdings, Inc.	1 Month LIBOR + 3.000%	3.147	*	3/9/2027	687,772
						1,668,577
	TRANSPORTATION & LOGISTICS - 3.5%
692,784	American Airlines, Inc.	1 Month LIBOR + 2.000%	2.159	*	12/15/2023	626,336
707,942	Atlantic Aviation FBO, Inc.	1 Month LIBOR + 3.750%	3.900	*	12/6/2025	707,942
500,000	Patriot Rail Co LLC	3 Month LIBOR + 5.250%	5.504	*	10/19/2026	503,125
500,000	SkyMiles IP Ltd.	3 Month LIBOR + 3.750%	4.750	*	10/20/2027	519,687
1,721,852	WestJet Airlines Ltd.	6 Month LIBOR + 3.000%	4.000	*	12/11/2026	1,658,367
						4,015,457

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.1%
$858,747	H-Food Holdings LLC	1 Month LIBOR + 3.688%	3.834	*	5/23/2025	$845,797
450,000	Quirch Foods Holdings LLC	6 Month LIBOR + 5.250%	6.250	*	10/27/2027	448,594
						1,294,391

	TOTAL BANK LOANS (Cost - $103,068,850)					103,867,222

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET - 5.0%
5,766,074	First American Government Obligations Fund - Institutional Class 0.07%					5,766,074
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,766,074)

	TOTAL INVESTMENTS - 102.7% (Cost - 117,679,496)					$118,472,654
	LIABILITIES LESS OTHER ASSETS - (2.7)%					(3,131,738)
	NET ASSETS - 100.0%					$115,340,916

*	Floating Rate, rate shown represents the rate at December 31, 2020.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $6,889,440 or 6.0% of net assets.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets. LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares				Value
	COMMON STOCK - 0.78%
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
17,102	PHI Group, Inc. ^#*			$153,918

	SPECIALTY FINANCE - 0.0%
3,588	Community Choice Financial, Inc. (a) ^#*			—

	TOTAL COMMON STOCK (Cost - $418,742)			153,918

	EXCHANGE TRADED FUND - 3.5%
	FIXED INCOME - 3.5%
7,700	iShares iBoxx High Yield Corporate Bond ETF ^^
	TOTAL EXCHANGE TRADED FUND (Cost - $664,347)			672,210

Principal	CONVERTIBLE BONDS - 9.0%	Coupon Rate (%)	Maturity
	ASSET MANAGEMENT - 3.5%
$671,000	Prospect Capital Corp.	4.950	7/15/2022	689,387

	ENGINEERING & CONSTRUCTION - 1.6%
308,000	Tutor Perini Corp.	2.875	6/15/2021	304,920

	REIT - 3.9%
769,000	Colony Capital, Inc.	5.000	4/15/2023	757,745

	TOTAL CONVERTIBLE BONDS - (Cost - $1,705,328)			1,752,052

	CORPORATE BONDS - 76.8%
	APPAREL & TEXTILE PRODUCTS - 4.1%
797,000	Under Armour, Inc.	3.250	6/15/2026	803,476

	ASSET MANAGEMENT - 1.9%
360,000	Ares Capital Corp. ^^	3.250	7/15/2025	381,922

	AUTOMOTIVE - 8.4%
787,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	815,529
791,000	Dana, Inc.	5.500	12/15/2024	808,303
				1,623,832
	CONSTRUCTION MATERIALS - 1.3%
242,000	US Concrete, Inc.	6.375	6/1/2024	248,504

	HOME CONSTRUCTION - 7.2%
844,000	Beazer Homes USA, Inc.	5.875	10/15/2027	889,892
465,000	TRI Pointe Group, Inc.	5.875	6/15/2024	509,001
				1,398,893
	INTERNET MEDIA & SERVICES - 0.9%
155,000	Uber Technologies, Inc. (a) ^^	8.000	11/1/2026	169,453

	MACHINERY - 3.8%
789,000	Titan International, Inc.	6.500	11/30/2023	732,701

	METALS & MINING - 4.8%
604,000	Coeur Mining, Inc.	5.875	6/1/2024	610,732
300,000	Hecla Mining Co.	7.250	2/15/2028	328,125
				938,857
	OIL & GAS PRODUCERS - 3.9%
750,000	Occidental Petroleum Corp.	6.600	3/15/2046	762,412

	OIL & GAS SERVICES & EQUIPMENT - 1.8%
791,000	PHI, Inc. (a) ^#+	5.250	3/15/2021	—
1,017,000	Transocean, Inc.	6.800	3/15/2038	343,237
				343,237

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 76.8% (Continued)
	REITS - 7.5%
$1,048,000	GEO Group, Inc.	5.875	1/15/2022	$1,043,268
382,000	SITE Centers Corp.	4.250	2/1/2026	412,990
				1,456,258
	RETAIL - DISCRETIONARY - 13.1%
670,000	Kohl’s Corp.	3.250	2/1/2023	695,443
1,270,000	L Brands, Inc.	6.750	7/1/2036	1,417,320
450,000	Nordstrom, Inc.	5.000	1/15/2044	425,270
				2,538,033
	SEMICONDUCTORS - 3.3%
588,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	642,023

	SPECIALTY FINANCE - 4.0%
1,382,395	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	4,147
786,000	Enova International, Inc. (a)	8.500	9/15/2025	766,350
				770,497
	TECHNOLOGY HARDWARE - 6.6%
8,669,000	Energy Conversion Devices, Inc. (a) ^+#	—	Perpetual	—
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,290,607
				1,290,607
	TRANSPORTATION & LOGISTICS - 4.2%
713,000	Bristow Group, Inc. ^^	7.750	12/15/2022	716,422
100,000	Southwest Airlines Co. ^^	3.000	11/15/2026	106,712
				823,134

	TOTAL CORPORATE BONDS (Cost - $18,084,233)			14,923,839
Shares
	WARRANT - 0.6%
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
14,310	PHI Group, Inc. ^ #*			119,131
	TOTAL WARRANTS (Cost - $350,379)

	COLLATERAL FOR SECURITIES LOANED - 17.3%
3,359,335	Mount Vernon Prime Portfolio, 0.16% ++ **			3,359,335
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,359,335)

	TOTAL INVESTMENTS - 108.0% (Cost - $24,582,364)			$20,980,485
	LIABILITIES LESS OTHER ASSETS - (8.0)%			(1,561,874)
	NET ASSETS - 100.0%			$19,418,611

^	The security is illiquid; total illiquid securities represent 1.4% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,284,787 at December 31, 2020. + Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of December 31, 2020. ~ Pay in kind rate security.

*	Non-Income Producing Security.

**	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $273,049 or 1.4% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $939,950 or 4.8% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares				Value
	BUSINESS DEVELOPMENT COMPANIES - 11.5%
	ASSET MANAGEMENT - 11.5%
38,487	Apollo Investment Corp. ^^			$408,924
116,675	PennantPark Investment Corp.			537,872
126,900	Prospect Capital Corp. ^^			686,529
8,470	Solar Capital Ltd.			148,310
	TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost - $4,018,248)			1,781,635

	COMMON STOCK - 24.5%
	ASSET MANAGEMENT - 11.7%
30,291	Compass Diversified Holdings			589,160
12,500	Pershing Square Tontine Holdings Ltd. *			346,500
34,803	Sculptor Capital Management, Inc. ^^			529,006
26,600	SuRo Capital Corp. ^^			348,194
				1,812,860
	FOOD - 1.2%
5,284	Kraft Heinz Co.			183,143

	OIL & GAS PRODUCERS - 3.1%
1,491	Chevron Corp.			125,915
2,177	Exxon Mobile Corp. ^^			89,736
6,282	Marathon Petroleum Corp.			259,824
				475,475
	SPECIALTY FINANCE - 0.0%
4,515	Community Choice Financial, Inc. (a) ^#*			—

	TECHNOLOGY HARDWARE - 5.9%
8,890	HP, Inc.			218,605
94,307	Pitney Bowes, Inc. ^^			580,931
4,612	Xerox Holdings Corp.			106,952
				906,488
	TECHNOLOGY SERVICES - 1.8%
2,161	International Business Machines Corp.			272,027

	TELECOMMUNICATIONS - 0.8%
2,050	Verizon Communications, Inc.			120,437

	TOTAL COMMON STOCK (Cost - $4,018,476)			3,770,430

	REIT - 2.0%
	REIT - 2.0%
10,370	Iron Mountain, Inc. ^^
	TOTAL REITS (Cost - $272,854)			305,708

	EXCHANGE TRADED FUND - 3.5%
	EQUITY FUND - 3.5%
16,895	iShares Mortgage Real Estate ETF
	TOTAL EXCHANGE TRADED FUND (Cost - $682,281)			538,275

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BOND - 3.8%
	SPECIALTY FINANCE - 3.8%
$717,000	EZCORP, Inc.	2.375	5/1/2025	582,484
	TOTAL CONVERTIBLE BOND (Cost - $651,426)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 43.0%
	APPAREL & TEXTILE PRODUCTS - 2.6%
$397,000	Under Armour, Inc. ^^	3.250	6/15/2026	$400,226

	AUTOMOTIVE - 3.7%
554,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	574,082

	CONSTRUCTION MATERIALS - 1.2%
180,000	US Concrete, Inc.	6.375	6/1/2024	184,837

	HOME CONSTRUCTION - 4.3%
635,000	Beazer Homes USA, Inc.	5.875	10/15/2027	669,528

	INTERNET MEDIA & SERVICES - 2.4%
332,000	Uber Technologies, Inc. (a) ^^	8.000	11/1/2026	362,957

	MACHINERY - 2.5%
415,000	Titan International, Inc.	6.500	11/30/2023	385,388

	OIL & GAS PRODUCERS - 2.3%
350,000	Occidental Petroleum Corp.	6.600	3/15/2046	355,793

	OIL & GAS SERVICES & EQUIPMENT - 2.1%
953,000	Transocean, Inc.	6.800	3/15/2038	321,637

	REIT - 2.3%
350,000	EPR Properties	5.250	7/15/2023	359,057

	RETAIL - DISCRETIONARY - 7.6%
274,000	Kohl’s Corp. ^^	5.550	7/17/2045	295,965
789,000	L Brands, Inc.	6.750	7/1/2036	880,524
				1,176,489
	SEMICONDUCTORS - 5.2%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	798,161

	SPECIALTY FINANCE - 3.6%
1,739,345	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	5,218
566,000	Enova International, Inc. (a)	8.500	9/15/2025	551,850
				557,068
	TECHNOLOGY HARDWARE - 0.0%
5,543,000	Energy Conversion Devices, Inc. (a) ^+#	—	Perpetual	—

	TRANSPORTATION & LOGISTICS - 3.2%
461,000	Southwest Airlines Co.	3.000	11/15/2026	491,943

	TOTAL CORPORATE BONDS (Cost - $9,553,640)			6,637,166
Shares
	WARRANT - 0.1%
	ASSET MANAGEMENT - 0.1%
1,389	Pershing Square Tontine Holdings Ltd.			13,334
	TOTAL WARRANTS (Cost - $8,509)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 27.1%
4,177,607	Mount Vernon Prime Portfolio, 0.16% ++ **	$4,177,607
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,177,607)

	TOTAL INVESTMENTS - 115.5% (Cost - $23,383,041)	$17,806,639
	LIABILITIES LESS OTHER ASSETS - (15.5)%	(2,396,195)
	NET ASSETS - 100.0%	$15,410,444

ETF - Exchange Traded Fund

^	The security is illiquid; total illiquid securities represent 0.0% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,027,665 at December 31, 2020.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of December 31, 2020.

*	Non-Income Producing Security.

**	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

~	Pay in kind rate security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $920,025 or 6.0% of net assets.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares						Value
	ASSET BACKED SECURITIES - 2.9%
	CMO - 2.8%
$46,561	Banc of America Funding 2004-1 Trust PO		—		3/25/2034	$37,478
10,938,296	Fannie Mae REMIC Trust 2004-W4 IO1 (a)		0.084		6/25/2034	38,125
253,812	Fannie Mae REMIC Trust 2004-W4 PO (a)		—		6/25/2034	246,271
473,341	Fannie Mae REMIC Trust 2004-W10 PO (a)		—		8/25/2034	463,686
85,081	Fannie Mae REMIC Trust 2005-W2 PO (a)		—		5/25/2035	84,694
134,401	Fannie Mae Trust 2005-W3 2AF (a)	(-1xlibor01m)+22bps	0.368	*	3/25/2045	134,021
						1,004,275
	NON AGENCY CMBS - 0.1%
32,257	GS Mortgage Securities Trust 2017-GS5 A2		3.218		3/10/2050	32,668

	TOTAL ASSET BACKED SECURITIES (Cost - $942,417)					1,036,943

	COLLATERALIZED MORTGAGE OBLIGATIONS - 41.1%
	AGENCY CMBS (a) - 3.2%
133,395	Fannie Mae-Aces 2006-M2 A2A		5.271	**	10/25/2032	152,217
19,518	Freddie Mac Multifamily Structured Pass Through Certificates K095 A1		2.630		11/25/2028	21,318
383,000	FREMF 2015-K50 Mortgage Trust #		3.908	**	10/25/2048	421,814
270,586	Government National Mortgage Association 2007-15 Z		4.297	**	3/16/2047	289,810
65,602	Government National Mortgage Association 2013-32 A		1.900		6/16/2036	65,766
137,619	Government National Mortgage Association 2014-143 AB		2.500		3/16/2040	138,760
42,842	Government National Mortgage Association 2019-2A		3.150		8/16/2051	44,337
						1,134,022
	CMO (a) - 37.9%
12,485	Fannie Mae Interest Strip 153 2		7.500		7/25/2022	507
44,863	Fannie Mae Interest Strip 264 2		8.000		7/25/2024	4,867
68,316	Fannie Mae Interest Strip 274 2		8.500		10/25/2025	8,137
548,155	Fannie Mae Interest Strip 359 18		6.000		7/25/2035	116,943
1,520,916	Fannie Mae Interest Strip 362 7		5.000	**	8/25/2035	308,724
12,348	Fannie Mae Interest Strip 383 89		7.500	**	9/25/2037	2,965
273,088	Fannie Mae Interest Strip 385 6		5.000		1/25/2038	47,929
492,926	Fannie Mae Interest Strip 402 7		4.500		11/25/2039	85,558
261,164	Fannie Mae Interest Strip 407 8		5.000		3/25/2041	51,393
781,505	Fannie Mae Interest Strip 408 C3		5.000		11/25/2040	149,003
803,153	Fannie Mae Interest Strip 409 C22		4.500		11/25/2039	125,459
900,721	Fannie Mae REMIC Trust 2004-W5 S1	(-1xlibor01m)+705bps	6.902	*	2/25/2047	221,324
16,545,759	Fannie Mae REMICS 2002-33 IO		0.284	**	6/25/2028	144,372
81,176	Fannie Mae REMICS 2002-40 SK	(-1xlibor01m)+800bps	7.852	*	9/25/2023	7,366
279,057	Fannie Mae REMICS 2002-8 SC	(-1xlibor01m)+775bps	7.602	*	3/25/2032	58,401
394,573	Fannie Mae REMICS 2002-90 DS	(-1xlibor01m)+700bps	6.852	*	9/25/2032	83,399
611,960	Fannie Mae REMICS 2003-2 S	(-1xlibor01m)+775bps	7.602	*	2/25/2033	146,836
118,029	Fannie Mae REMICS 2003-33 IA		6.500		5/25/2033	25,043
1,117,372	Fannie Mae REMICS 2003-48 SI	(-1xlibor01m)+825bps	8.102	*	6/25/2033	290,613
207,727	Fannie Mae REMICS 2004-17 ST	(-1xlibor01m)+760bps	7.452	*	4/25/2034	53,243
15,260	Fannie Mae REMICS 2004-51 SY	(-1xlibor01m)+1424bps	13.944	*	7/25/2034	19,217
573,563	Fannie Mae REMICS 2004-70 XJ		5.000	**	10/25/2034	94,684
560,516	Fannie Mae REMICS 2004-72 BS	(-1xlibor01m)+650bps	6.352	*	9/25/2034	95,753
772,388	Fannie Mae REMICS 2005-89 S	(-1xlibor01m)+670bps	6.552	*	10/25/2035	162,826
371,882	Fannie Mae REMICS 2005-93 Sl	(-1xlibor01m)+610bps	5.952	*	10/25/2035	73,648
555,171	Fannie Mae REMICS 2006-109 SG	(-1xlibor01m)+663bps	6.482	*	11/25/2036	128,253
328,687	Fannie Mae REMICS 2007-44 SA	(-1xlibor01m)+678bps	6.632	*	5/25/2037	75,163
353,931	Fannie Mae REMICS 2007-60 AX	(-1xlibor01m)+715bps	7.002	*	7/25/2037	90,491
189,007	Fannie Mae REMICS 2007-75 ID	(-1xlibor01m)+587bps	5.722	*	8/25/2037	37,988
859,076	Fannie Mae REMICS 2010-58 SA	(-1xlibor01m)+645bps	6.302	*	6/25/2040	181,161
238,532	Fannie Mae REMICS 2011-127 TE	(-90xlibor01m)+53550bps	4.500	*	12/25/2041	36,164
77,784	Fannie Mae REMICS 2012-106 SA	(-1xlibor01m)+616bps	6.012	*	10/25/2042	15,899
459	Fannie Mae REMICS 2012-52 NB		3.500		12/25/2039	459
1,365,645	Fannie Mae REMICS 2012-98 WS	(-1xlibor01m)+655bps	6.402	*	9/25/2042	304,545
396,670	Fannie Mae REMICS 2013-10 JS	(-1xlibor01m)+615bps	6.002	*	2/25/2043	74,819
23,586	Fannie Mae REMICS 2013-13 YB		2.500		11/25/2042	23,770
3,461,425	Fannie Mae REMICS 2013-3 IO		3.000		2/25/2033	369,020
689,660	Fannie Mae REMICS 2013-80 HS	(-1xlibor01m)+1300bps	12.408	*	7/25/2043	898,524
2,485,338	Fannie Mae REMICS 2016-32 IG	(-1xlibor01m)+180bps	1.707	*	1/25/2043	110,233
330,433	Fannie Mae REMICS 2016-78 CS	(-1xlibor01m)+610bps	5.952	*	5/25/2039	65,232
976,210	Fannie Mae REMICS 2019-68 IO	(-1xlibor01m)+400bps	3.852	*	6/25/2043	27,220
2,227,261	Fannie Mae Trust 2003-W6 5S	(-1xlibor01m)+760bps	7.452	*	9/25/2042	516,062
197,744	Freddie Mac REMICS 2385 SB	(-1xlibor01m)+787bps	7.711	*	5/15/2029	38,913
306,156	Freddie Mac REMICS 2470 SR	(-1xlibor01m)+800bps	7.841	*	12/15/2031	66,902
462,379	Freddie Mac REMICS 2479 SA	(-1xlibor01m)+810bps	7.941	*	8/15/2032	75,298
713,961	Freddie Mac REMICS 2530 QI	(-1xlibor01m)+700bps	6.841	*	1/15/2032	154,869
51,174	Freddie Mac REMICS 2611 SQ	(-1xlibor01m)+1300bps	12.683	*	5/15/2033	68,234
45,127	Freddie Mac REMICS 2795 SY	(-1xlibor01m)+1440bps	14.019	*	12/15/2032	60,811
137,054	Freddie Mac REMICS 2979 BS	(-1xlibor01m)+2427bps	23.692	*	5/15/2035	231,772

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 41.1% (Continued)
	CMO (a) - 37.9% (Continued)
$86,776	Freddie Mac REMICS 3034 LA		5.000		9/15/2035	$95,381
1,357,331	Freddie Mac REMICS 3055 CS	(-1xlibor01m)+659bps	6.431	*	10/15/2035	321,633
684,516	Freddie Mac REMICS 3147 LS	(-1xlibor01m)+665bps	6.491	*	4/15/2036	154,910
671,425	Freddie Mac REMICS 3218 AS	(-1xlibor01m)+658bps	6.421	*	9/15/2036	159,876
182,000	Freddie Mac REMICS 3237 CE		5.500		11/15/2036	228,812
577,997	Freddie Mac REMICS 3347 SY	(-1xlibor01m)+650bps	6.341	*	2/15/2036	129,922
1,006,781	Freddie Mac REMICS 3365 SC	(-1xlibor01m)+600bps	5.841	*	2/15/2036	208,793
226,531	Freddie Mac REMICS 3415 IP		6.500		12/15/2037	46,677
549,973	Freddie Mac REMICS 3424 XI	(-1xlibor01m)+657bps	6.411	*	5/15/2036	122,553
1,472,840	Freddie Mac REMICS 3428 SL	(-1xlibor01m)+606bps	5.901	*	7/15/2036	302,399
716,725	Freddie Mac REMICS 3457 SB	(-1xlibor01m)+595bps	5.791	*	12/15/2036	148,800
375,351	Freddie Mac REMICS 3744 SC	(-1xlibor01m)+980bps	9.483	*	10/15/2040	495,894
123,010	Freddie Mac REMICS 3772 SA	(-1xlibor01m)+1491bps	14.434	*	12/15/2040	220,168
179,061	Freddie Mac REMICS 3820 HI		4.500		5/15/2040	10,709
261,573	Freddie Mac REMICS 3828 SW	(-1xlibor01m)+1320bps	12.724	*	2/15/2041	411,562
126,169	Freddie Mac REMICS 3967 AI		5.000		3/15/2041	11,152
751,734	Freddie Mac REMICS 3984 QS	(-1xlibor01m)+660bps	6.441	*	12/15/2039	36,676
320,203	Freddie Mac REMICS 3997 SK	(-1xlibor01m)+660bps	6.441	*	11/15/2041	40,906
281,891	Freddie Mac REMICS 4001 MY		4.000		8/15/2040	21,232
199,787	Freddie Mac REMICS 4238 YX	(-1xlibor01m)+1297bps	12.471	*	8/15/2043	210,934
109,533	Freddie Mac REMICS 4437 AO		—		2/15/2045	109,301
2,876,266	Freddie Mac REMICS 4603 KI	(-1xlibor01m)+130bps	1.229	*	1/15/2043	181,262
8,858,417	Freddie Mac REMICS 4605 KI	(-1xlibor01m)+117bps	1.110	*	8/15/2043	338,308
1,090,864	Freddie Mac REMICS 4776 XT		4.000		7/15/2042	1,095,309
38,966	Freddie Mac REMICS 4784 EA		4.500		11/15/2042	38,968
445,686	Freddie Mac REMICS 4784 ED		4.000		6/15/2044	450,609
110,976	Freddie Mac REMICS 4794 DA		4.500		8/15/2044	112,051
188,465	Freddie Mac REMICS 4881 PB		3.000		1/15/2047	191,494
142,516	Freddie Mac Strips 183 IO		7.000		4/1/2027	19,346
1,270,467	Freddie Mac Strips 240 S16	(-1xlibor01m)+650bps	6.341	*	7/15/2036	285,181
825,804	Freddie Mac Strips 240 S30	(-1xlibor01m)+770bps	7.541	*	7/15/2036	209,953
411,774	Freddie Mac Strips 242 S54	(-1xlibor01m)+860bps	8.441	*	11/15/2036	122,792
173,985	Freddie Mac Strips 244 S14	(-1xlibor01m)+660bps	6.441	*	12/15/2036	37,747
79,550	Government National Mortgage Association 2004-1 TE		5.000		6/20/2033	87,133
144,533	Government National Mortgage Association 2013-22 GA		2.500		10/20/2041	148,524
53,707	Government National Mortgage Association 2014-131 BW		2.720	**	5/20/2041	56,064
73,702	Government National Mortgage Association 2015-10 SL	(-1xlibor01m)+410bps	3.948	*	2/20/2042	75,865
2,248,257	Government National Mortgage Association 2016-17 GI	(-1xlibor01m)+263bps	2.490	*	8/20/2045	268,479
512,533	Government National Mortgage Association 2018-67 SC	(-1xlibor01m)+620bps	6.048	*	5/20/2048	76,095
						13,313,482

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,441,140)					14,447,504

	U.S. GOVERNMENT & AGENCIES - 57.3%
	AGENCY FIXED RATE (a) - 56.9%
11,000,000	Fannie Mae or Freddie Mac 2 1/21		2.000		5/25/2050	11,427,539
7,000,000	Fannie Mae or Freddie Mac 2.5 1/21		2.500		1/15/2051	7,378,438
4,972	Fannie Mae Pool AM6381		3.290		8/1/2026	5,554
1,008,278	Freddie Mac Gold Pool G60687		8.500		5/1/2031	1,163,528
						19,975,059
	AGENCY MBS OTHER (a) - 0.4%
129,252	Fannie Mae Pool AM2788		2.800		3/1/2023	135,235
6,311	Fannie Mae Pool FN0003		4.404	**	1/1/2021	6,309
						141,544

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $20,053,549)					20,116,603

Shares						Value
	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
1,077,384	Fidelity Investments Money Market Funds - Institutional Class, 0.01% *					$1,077,384
	TOTAL SHORT TERM INVESTMENT (Cost $1,077,384)

	TOTAL INVESTMENTS - 104.4% (Cost - $35,514,490)					$36,678,434
	LIABILITIES LESS OTHER ASSETS - (4.4)%					(1,557,451)
	NET ASSETS - 100.0%					$35,120,983

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

						Unrealized
Short Contracts		Counterparty	Notional Amount	Maturity		Depreciation
	OPEN SHORT FUTURES CONTRACTS - (0.2)%
30	90-Day Euro$ Future	Wedbush	$7,480,875	March-23		$(9,625)
30	90-Day Euro$ Future	Wedbush	7,477,500	June-23		(9,438)
30	90-Day Euro$ Future	Wedbush	7,467,375	September-23		(2,875)
30	90-Day Euro$ Future	Wedbush	7,463,625	December-23		(4,750)
35	90-Day Euro$ Future	Wedbush	8,702,750	March-24		(6,700)
35	90-Day Euro$ Future	Wedbush	8,697,063	June-24		(7,000)
35	90-Day Euro$ Future	Wedbush	8,690,938	September-24		(6,687)
35	90-Day Euro$ Future	Wedbush	8,684,375	December-24		(750)
57	US 5 Year Note (CBT)	Wedbush	7,191,348	March-21		(11,246)
35	US 10 Year Note (CBT)	Wedbush	4,832,730	March-21		(332)
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURE CONTRACTS					(59,403)

Contracts (b)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - 0.0% ^
	CALL OPTIONS WRITTEN - 0.0%
420	Annaly Capital Management, Inc.	Interactive Brokers	378,000	1/19/2021	9.00	420
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $188)					420

*	Floating or variable rate security; rate shown represents the rate at December 31, 2020.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. ^ Non-income producing security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2020, these securities amounted to $401,814 or 1.1% of net assets.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government, (except Government National Mortgage Association which is government guaranteed). The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship. (b) Each contract is equivalent to one futures contract.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2020

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund
ASSETS:
Investment in Securities, at Cost	$62,488,780	$208,892,113	$18,949,557	$117,679,496	$24,582,364	$23,383,041	$35,514,490
Investment in Securities, at Value	$64,579,916	$213,407,943	$21,668,301	$118,472,654	$20,980,485	$17,806,639	$36,678,434
Cash	2,901,428	—	1,096,963	4,557,769	1,551,329	1,615,343	12,768,047
Dividends and interest receivable	652,277	975,798	220,691	578,470	266,310	187,308	210,108
Receivable for Fund shares sold	453,752	501,601	66	584,672	456	—	21,634
Receivable for securities sold	—	—	—	6,163,894	—	—	3,913,445
Deposits with Broker	—	—	—	—	—	—	384,944
Prepaid expenses and other assets	29,501	45,021	22,174	39,096	27,020	22,829	23,661
Total Assets	68,616,874	214,930,363	23,008,195	130,396,555	22,825,600	19,632,119	54,000,273

LIABILITIES:
Options written (premiums received $0, $0, $63,915, $0, $0, $0, $188)	—	—	67,035	—	—	—	420
Payable for securities purchased	—	1,143,537	267,790	14,400,169	—	—	18,763,059
Management fees payable	19,472	207,467	3,879	52,869	6,435	3,922	20,252
Payable upon return of securities loaned (Note 1)	—	—	—	—	3,359,335	4,177,607	—
Payable to related parties	2,322	15,826	5,348	16,204	6,674	5,688	8,571
Trustee fee payable	2,751	2,755	2,753	2,734	2,817	2,743	2,736
Accrued 12b-1 fees	2,001	14,120	11,840	48,847	12,204	15,078	1,727
Payable for Fund shares redeemed	119,814	54,202	—	162,744	—	—	—
Futures unrealized depreciation	—	—	—	—	—	—	59,403
Distributions payable	158,174	—	—	353,493	—	—	—
Compliance Officer fees payable	—	—	394	288	472	459	—
Accrued expenses and other liabilities	24,783	34,476	21,540	18,291	19,052	16,178	23,122
Total Liabilities	329,317	1,472,383	380,579	15,055,639	3,406,989	4,221,675	18,879,290

Net Assets	$68,287,557	$213,457,980	$22,627,616	$115,340,916	$19,418,611	$15,410,444	$35,120,983

NET ASSETS CONSIST OF:
Paid in capital	$66,793,375	$209,629,455	$20,447,735	$125,715,034	$52,295,066	$37,705,948	$36,167,267
Accumulated earnings (losses)	1,494,182	3,828,525	2,179,881	(10,374,118)	(32,876,455)	(22,295,504)	(1,046,284)
Net Assets	$68,287,557	$213,457,980	$22,627,616	$115,340,916	$19,418,611	$15,410,444	$35,120,983

Class A
Net Assets	$4,951,977	$22,734,025	$2,637,877	$18,766,863	$8,542,116	$3,167,788	$1,711,205
Shares of beneficial interest outstanding (a)	503,792	2,017,626	219,982	1,964,581	2,155,458	725,071	184,335
Net asset value per share (Net assets/shares outstanding)	$9.83	$11.27	$11.99	$9.55	$3.96	$4.37	$9.28
Maximum offering price per share (b)	$10.32	$11.83	$12.72	$10.03	$4.16	$4.64	$9.74
Minimum redemption price per share (c)	$9.73	$11.16	$11.87	$9.45	$3.92	$4.33	$9.19

Class C
Net Assets	$1,986,347	$10,036,462	$6,873,867	$12,161,641	$5,863,826	$7,638,487	$679,139
Shares of beneficial interest outstanding (a)	201,950	893,932	579,262	1,277,465	1,477,598	1,750,580	73,356
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.84	$11.23	$11.87	$9.52	$3.97	$4.36	$9.26

Class I
Net Assets	$61,349,233	$180,687,493	$13,115,872	$84,412,412	$5,012,669	$4,604,169	$32,730,639
Shares of beneficial interest outstanding (a)	6,225,837	16,034,188	1,092,801	8,830,032	1,263,909	1,056,233	3,535,472
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.85	$11.27	$12.00	$9.56	$3.97	$4.36	$9.26

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2020

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH	Catalyst/Stone
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return	Beach Income
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund	Opportunity Fund
Investment Income:
Dividend Income	$—	$—	$180,509	$—	$—	$227,665	$627,602
Interest Income	1,320,333	6,703,621	118,070	1,627,102	555,919	268,872	308,640
Securities Lending Income - net	—	—	—	—	17,464	22,346	—
Foreign tax withheld	—	—	(14,673)	—	—	—	—
Total Investment Income	1,320,333	6,703,621	283,906	1,627,102	573,383	518,883	936,242

Operating Expenses:
Investment management fees	220,827	1,366,911	113,215	525,104	90,787	71,376	204,016
12b-1 Fees:
Class A	5,565	25,564	3,816	23,557	10,966	3,555	2,274
Class C	8,608	32,484	32,813	59,710	29,593	35,028	4,871
Registration fees	24,865	37,340	18,482	29,734	21,002	19,413	17,397
Networking fees	35,810	73,924	8,489	41,903	6,050	4,322	13,390
Transfer Agent fees	5,990	15,187	2,360	3,864	1,723	851	1,470
Management services fees	9,882	25,290	5,351	15,641	4,791	4,305	6,600
Administration fees	21,093	87,158	16,968	48,742	17,327	15,832	31,530
Audit fees	7,183	7,183	7,436	7,183	7,183	7,183	8,571
Legal fees	5,113	5,540	5,546	6,640	5,702	8,565	5,458
Trustees’ fees	6,050	6,050	6,050	6,050	6,050	6,050	6,050
Compliance officer fees	3,438	7,749	4,567	6,627	4,506	4,460	5,807
Printing expense	5,318	12,808	2,787	7,270	2,734	1,978	1,583
Custody fees	1,922	8,138	5,165	10,514	1,490	1,589	2,719
Insurance expense	811	1,091	403	1,604	302	278	312
Interest expense	—	—	—	—	—	—	1,537
Miscellaneous expense	1,210	1,078	1,058	3,536	1,058	1,058	1,811
Total Operating Expenses	363,685	1,713,495	234,506	797,679	211,264	185,843	315,396
Less: Fees waived/ Expenses reimbursed by Manager	(128,331)	(285,539)	(88,047)	(241,190)	(58,939)	(52,216)	(89,434)
Net Operating Expenses	235,354	1,427,956	146,459	556,489	152,325	133,627	225,962

Net Investment Income	1,084,979	5,275,665	137,447	1,070,613	421,058	385,256	710,280

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	255,398	764,500	130,741	918,382	(3,079,625)	(2,042,447)	(51,576)
Options purchased	—	—	—	—	—	—	(456,158)
Options written	—	—	—	—	—	—	71,127
Futures	—	—	—	—	—	—	(36,800)
Foreign currency transactions	—	—	(2,961)	—	—	—	—
Net realized gain (loss)	255,398	764,500	127,780	918,382	(3,079,625)	(2,042,447)	(473,407)

Net change in unrealized appreciation (depreciation) on:
Investments	1,748,596	1,459,489	1,925,850	4,651,849	5,207,305	4,220,616	(591,021)
Options purchased	—	—	—	—	—	—	25,699
Options written	—	—	73,840	—	—	—	(1,854)
Futures	—	—	—	—	—	—	(60,542)
Foreign currency translations	—	—	3,197	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,748,596	1,459,489	2,002,887	4,651,849	5,207,305	4,220,616	(627,718)

Net Realized and Unrealized Gain (Loss) on Investments	2,003,994	2,223,989	2,130,667	5,570,231	2,127,680	2,178,169	(1,101,125)

Net Increase (Decrease) in Net Assets Resulting From Operations	$3,088,973	$7,499,654	$2,268,114	$6,640,844	$2,548,738	$2,563,425	$(390,845)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,084,979	$1,553,206	$5,275,665	$4,112,903	$137,447	$440,838
Net realized gain (loss) on investments	255,398	(750,578)	764,500	(907,547)	127,780	(82,341)
Net change in unrealized appreciation on investments	1,748,596	107,456	1,459,489	2,656,699	2,002,887	(1,230,158)
Net increase (decrease) in net assets resulting from operations	3,088,973	910,084	7,499,654	5,862,055	2,268,114	(871,661)

Distributions to Shareholders from:
Total Distributions
Class A	(81,730)	(119,097)	(587,846)	(320,222)	(26,939)	(112,050)
Class C	(25,326)	(38,139)	(173,997)	(130,261)	(49,553)	(122,634)
Class I	(998,674)	(1,528,495)	(4,660,817)	(4,021,148)	(151,161)	(423,247)

Total distributions to shareholders	(1,105,730)	(1,685,731)	(5,422,660)	(4,471,631)	(227,653)	(657,931)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,780,245	3,129,390	9,100,784	18,395,551	45,746	1,682,551
Class C	815,858	927,743	6,133,328	5,020,735	406,730	1,157,085
Class I	19,196,266	34,932,165	68,176,357	139,765,543	1,003,765	2,425,356
Reinvestment of distributions
Class A	63,731	86,470	402,583	270,037	22,448	83,251
Class C	22,332	34,685	126,436	90,100	44,365	108,814
Class I	812,050	1,248,506	3,217,538	3,214,822	129,043	364,900
Cost of shares redeemed
Class A	(531,266)	(2,116,353)	(2,984,999)	(4,303,584)	(1,196,808)	(2,100,737)
Class C	(577,438)	(423,105)	(875,021)	(1,219,015)	(417,695)	(906,978)
Class I	(7,025,508)	(18,617,408)	(18,298,446)	(47,404,962)	(1,965,063)	(2,206,288)
Net increase (decrease) in net assets from share transactions of beneficial interest	14,556,270	19,202,093	64,998,560	113,829,227	(1,927,469)	607,954

Total Increase (Decrease) in Net Assets	16,539,513	18,426,446	67,075,554	115,219,651	112,992	(921,638)

Net Assets:
Beginning of period	51,748,044	33,321,598	146,382,426	31,162,775	22,514,624	23,436,262
End of period	$68,287,557	$51,748,044	$213,457,980	$146,382,426	$22,627,616	$22,514,624

Share Activity:
Class A
Shares Sold	183,689	328,848	807,664	1,710,097	4,109	146,937
Shares Reinvested	6,565	9,151	35,692	24,538	1,898	7,304
Shares Redeemed	(54,929)	(226,302)	(264,276)	(387,139)	(105,851)	(189,091)
Net increase (decrease) in shares of Beneficial interest	135,325	111,697	579,080	1,347,496	(99,844)	(34,850)

Class C
Shares Sold	83,685	98,606	544,746	451,978	36,071	105,859
Shares Reinvested	2,300	3,669	11,246	8,184	3,753	9,626
Shares Redeemed	(59,504)	(45,104)	(77,889)	(113,430)	(36,788)	(81,781)
Net increase in shares of Beneficial interest	26,481	57,171	478,103	346,732	3,036	33,704

Class I
Shares Sold	1,974,284	3,670,289	6,044,866	12,717,077	86,894	216,779
Shares Reinvested	83,478	131,898	285,202	290,989	10,946	32,101
Shares Redeemed	(727,390)	(2,016,447)	(1,621,613)	(4,316,398)	(169,348)	(203,110)
Net increase (decrease) in shares of Beneficial interest	1,330,372	1,785,740	4,708,455	8,691,668	(71,508)	45,770

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Floating
	Rate Income Fund		Catalyst/SMH High Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,070,613	$3,559,843	$421,058	$881,388
Net realized gain (loss) on investments	918,382	(3,270,932)	(3,079,625)	493,638
Net change in unrealized appreciation/ (depreciation) on investments	4,651,849	(3,294,612)	5,207,305	(1,747,792)
Net increase (decrease) in net assets resulting from operations	6,640,844	(3,005,701)	2,548,738	(372,766)

Distributions to Shareholders from:
From Return of Capital
Class A	—	—	—	(55,167)
Class C	—	—	—	(37,328)
Class I	—	—	—	(23,379)
Total Distributions
Class A	(310,662)	(796,334)	(230,923)	(443,978)
Class C	(153,107)	(465,981)	(131,515)	(252,920)
Class I	(1,323,652)	(2,853,820)	(104,522)	(192,434)

Total distributions to shareholders	(1,787,421)	(4,116,135)	(466,960)	(1,005,206)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,051,475	7,115,334	357,315	597,281
Class C	1,740,448	7,250,280	1,777,270	898,876
Class I	29,159,372	79,897,343	2,044,107	879,483
Reinvestment of distributions
Class A	(3,714,282)	604,318	120,998	248,443
Class C	(1,981,690)	393,918	63,319	145,764
Class I	(12,514,303)	2,353,224	49,850	86,830
Cost of shares redeemed
Class A	214,690	(8,712,102)	(1,367,697)	(1,313,202)
Class C	124,292	(5,048,119)	(2,095,859)	(2,246,525)
Class I	1,159,557	(54,044,405)	(472,701)	(2,030,591)
Capital Contribution (note 3)
Class A	—	4,321	—	—
Class C	—	4,764	—	—
Class I	—	71,335	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	20,239,559	29,890,211	476,602	(2,733,641)

Total Increase (Decrease) in Net Assets	25,092,982	22,768,375	2,558,380	(4,111,613)

Net Assets:
Beginning of year	90,247,934	67,479,559	16,860,231	20,971,844
End of year/period	$115,340,916	$90,247,934	$19,418,611	$16,860,231

Share Activity:
Class A
Shares Sold	653,851	752,684	94,396	165,944
Shares Reinvested	(396,022)	64,742	31,733	67,926
Shares Redeemed	22,935	(939,298)	(357,742)	(357,927)
Shares from Capital Contribution	—	473	—	—
Net increase (decrease) in shares of Beneficial interest	280,764	(121,399)	(231,613)	(124,057)

Class C
Shares Sold	186,778	766,517	474,723	240,803
Shares Reinvested	(212,727)	42,364	16,573	39,827
Shares Redeemed	13,320	(551,190)	(554,982)	(602,743)
Shares from Capital Contribution	—	409	—	—
Net increase (decrease) in shares of Beneficial interest	(12,629)	258,100	(63,686)	(322,113)

Class I
Shares Sold	3,118,750	8,503,259	528,877	234,822
Shares Reinvested	(1,334,336)	252,780	12,897	23,563
Shares Redeemed	123,625	(6,042,399)	(125,986)	(566,126)
Shares from Capital Contribution	—	5,870	—	—
Net increase (decrease) in shares of Beneficial interest	1,908,039	2,719,510	415,788	(307,741)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/SMH Total		Catalyst/Stone Beach
	Return Income Fund		Income Opportunity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$385,256	$841,742	$710,280	$784,339
Net realized gain (loss) on investments	(2,042,447)	625,304	(473,407)	(1,098,079)
Net change in unrealized appreciation (depreciation) on investments	4,220,616	(2,827,834)	(627,718)	1,515,761
Net increase (decrease) in net assets resulting from operations	2,563,425	(1,360,788)	(390,845)	1,202,021

Distributions to Shareholders from:
From Return of Capital
Class A	—	(29,319)	—	(7,189)
Class C	—	(73,821)	—	(4,600)
Class I	—	(51,950)	—	(197,816)
Total Distributions
Class A	(72,999)	(167,939)	(44,183)	(17,729)
Class C	(152,817)	(358,679)	(18,511)	(10,963)
Class I	(117,758)	(338,882)	(763,872)	(800,683)

Total distributions to shareholders	(343,574)	(1,020,590)	(826,566)	(1,038,980)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	369,080	358,342	723,661	2,021,221
Class C	84,899	1,195,960	303,269	935,198
Class I	79,734	492,020	13,778,939	24,574,325
Reinvestment of distributions
Class A	37,592	93,981	30,118	21,308
Class C	128,005	349,306	18,123	15,462
Class I	37,706	109,330	546,658	879,229
Cost of shares redeemed
Class A	(161,690)	(846,160)	(477,919)	(656,721)
Class C	(130,178)	(1,837,003)	(509,520)	(250,574)
Class I	(498,710)	(2,530,342)	(7,362,627)	(9,890,466)
Net increase (decrease) in net assets from share transactions of beneficial interest	(53,562)	(2,614,566)	7,050,702	17,648,982

Total Increase (Decrease) in Net Assets	2,166,289	(4,995,944)	5,833,291	17,812,023

Net Assets:
Beginning of year	13,244,155	18,240,099	29,287,692	11,475,669
End of year/period	$15,410,444	$13,244,155	$35,120,983	$29,287,692

Share Activity:
Class A
Shares Sold	90,021	84,346	75,865	208,907
Shares Reinvested	9,262	23,278	3,182	2,218
Shares Redeemed	(39,405)	(215,788)	(50,947)	(67,835)
Net increase (decrease) in shares of Beneficial interest	59,878	(108,164)	28,100	143,290

Class C
Shares Sold	20,937	273,428	31,785	97,542
Shares Reinvested	31,685	86,953	1,921	1,618
Shares Redeemed	(31,629)	(453,747)	(54,290)	(26,230)
Net increase (decrease) in shares of Beneficial interest	20,993	(93,366)	(20,584)	72,930

Class I
Shares Sold	19,998	114,603	1,452,116	2,565,202
Shares Reinvested	9,344	27,098	57,984	92,344
Shares Redeemed	(127,769)	(613,031)	(774,001)	(1,035,202)
Net increase (decrease) in shares of Beneficial interest	(98,427)	(471,330)	736,099	1,622,344

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.50		$9.55	$9.38	$9.27	$9.14	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.28	0.26	0.20	0.19	0.21
Net realized and unrealized gain (loss) on investments	0.34		(0.03)	0.12	0.10	0.11	(0.45)
Total from investment operations	0.51		0.25	0.38	0.30	0.30	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.28)	(0.21)	(0.19)	(0.17)	(0.21)
From net realized gains on investments	—		(0.02)	—	—	—	—
Total distributions	(0.18)		(0.30)	(0.21)	(0.19)	(0.17)	(0.21)

Net asset value, end of year/period	$9.83		$9.50	$9.55	$9.38	$9.27	$9.14

Total return (B)	5.40	% (C)	2.72%	4.06%	3.28%	3.29%	(2.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,952		$3,500	$2,453	$141	$1,551	$386
Ratios to average net assets
Expenses, before waiver and reimbursement	1.44	% (D)	1.43%	2.12%	4.17%	6.09%	7.88%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00%	1.00%	1.00%	1.11%	1.45%
Net investment Income (loss), before waiver and reimbursement	3.01	% (D)	2.55%	1.67%	(1.07)%	(2.96)%	(4.13)%
Net investment income, net waiver and reimbursement	3.45	% (D)	2.98%	2.79%	2.10%	2.01%	2.34%
Portfolio turnover rate	58	% (C)	172%	126%	34%	35%	52%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.50		$9.56	$9.37	$9.25	$9.14	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.21	0.19	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.35		(0.04)	0.14	0.11	0.09	(0.45)
Total from investment operations	0.48		0.17	0.33	0.24	0.22	(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.21)	(0.14)	(0.12)	(0.11)	(0.15)
From net realized gains on investments	—		(0.02)	—	—	—	—
Total distributions	(0.14)		(0.23)	(0.14)	(0.12)	(0.11)	(0.15)

Net asset value, end of year/period	$9.84		$9.50	$9.56	$9.37	$9.25	$9.14

Total return (B)	5.12	% (C)	1.84%	3.51%	2.63%	2.45%	(3.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,986		$1,668	$1,131	$41	$408	$90
Ratios to average net assets
Expenses, before waiver and reimbursement	2.19	% (D)	2.18%	2.87%	4.92%	6.84%	8.63%
Expenses, net waiver and reimbursement	1.75	% (D)	1.75%	1.75%	1.75%	1.86%	2.20%
Net investment income (loss), before waiver and reimbursement	2.30	% (D)	1.80%	0.87%	(1.85)%	(3.72)%	(4.79)%
Net investment income, net waiver and reimbursement	2.74	% (D)	2.23%	1.99%	1.32%	1.36%	1.68%
Portfolio turnover rate	58	% (C)	172%	126%	34%	35%	52%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.51		$9.56	$9.38	$9.27	$9.14	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18		0.31	0.29	0.23	0.20	0.23
Net realized and unrealized gain (loss) on investments	0.35		(0.05)	0.13	0.10	0.12	(0.45)
Total from investment operations	0.53		0.26	0.42	0.33	0.32	(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.29)	(0.24)	(0.22)	(0.19)	(0.23)
From net realized gains on investments	—		(0.02)	—	—	—	—
Total distributions	(0.19)		(0.31)	(0.24)	(0.22)	(0.19)	(0.23)

Net asset value, end of year/period	$9.85		$9.51	$9.56	$9.38	$9.27	$9.14

Total return (B)	5.56	% (C)	2.90%	4.49%	3.65%	3.52%	(2.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$61,349		$46,580	$29,737	$2,179	$482	$208
Ratios to average net assets
Expenses, before waiver and reimbursement	1.19	% (D)	1.18%	1.87%	4.42%	5.84%	7.63%
Expenses, net waiver and reimbursement	0.75	% (D)	0.75%	0.75%	0.75%	0.86%	1.20%
Net investment Income (loss), before waiver and reimbursement	3.29	% (D)	2.80%	1.89%	(1.19)%	(3.29)%	(3.77)%
Net investment income, net waiver and reimbursement	3.73	% (D)	3.23%	3.01%	2.48%	2.18%	2.55%
Portfolio turnover rate	58	% (C)	172%	126%	34%	35%	52%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2020		June 30, 2020		June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.11		$11.16		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.32		0.57		0.27
Net realized and unrealized gain(loss) on investments	0.16		(0.07)		1.06
Total from investment operations	0.48		0.50		1.33

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.55)		(0.17)
Total distributions	(0.32)		(0.55)		(0.17)

Net asset value, end of year/period	$11.27		$11.11		$11.16

Total return (C)	4.33	% (E)	4.60	% (D)	13.28	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$22,734		$15,978		$1,016
Ratios to average net assets
Expenses, before waiver and reimbursement	2.06	% (F)	2.11%		2.71	% (F)
Expenses, net waiver and reimbursement	1.75	% (F)	1.75%		1.75	% (F)
Net investment income, before waiver and reimbursement	5.28	% (F)	4.83%		3.77	% (F)
Net investment income, net waiver and reimbursement	5.59	% (F)	5.18%		4.73	% (F)
Portfolio turnover rate	25	% (E)	94%		42	% (E)

	Class C
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2020		June 30, 2020		June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.07		$11.13		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.28		0.46		0.22
Net realized and unrealized gain (loss) on investments	0.16		(0.05)		1.05
Total from investment operations	0.44		0.41		1.27

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.47)		(0.14)
Total distributions	(0.28)		(0.47)		(0.14)

Net asset value, end of year/period	$11.23		$11.07		$11.13

Total return (C)	4.00	% (E)	3.82%		12.75	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,037		$4,605		$769
Ratios to average net assets
Expenses, before waiver and reimbursement	2.81	% (F)	2.86%		3.46	% (F)
Expenses, net waiver and reimbursement	2.50	% (F)	2.50%		2.50	% (F)
Net investment Income, before waiver and reimbursement	4.54	% (F)	3.82%		2.98	% (F)
Net investment income, net waiver and reimbursement	4.85	% (F)	4.17%		3.94	% (F)
Portfolio turnover rate	25	% (E)	94%		42	% (E)

(A)	The Catalyst Enhanced Income Fund Class A and Class C shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2020		June 30, 2020	December 31, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.11		$11.15	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.33		0.57	0.25
Net realized and unrealized gain (loss) on investments	0.16		(0.04)	1.08
Total from investment operations	0.49		0.53	1.33

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.57)	(0.18)
Total distributions	(0.33)		(0.57)	(0.18)

Net asset value, end of year/period	$11.27		$11.11	$11.15

Total return (C)	4.46	% (D)	4.93%	13.32	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$180,688		$125,800	$29,378
Ratios to average net assets
Expenses, before waiver and reimbursement	1.81	% (E)	1.86%	2.46	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.50	% (E)
Net investment income, before waiver and reimbursement	5.53	% (E)	4.82%	3.47	% (E)
Net investment income, net waiver and reimbursement	5.84	% (E)	5.17%	4.43	% (E)
Portfolio turnover rate	25	% (D)	94%	42	% (D)

(A)	The Catalyst Enhanced Income Fund Class I shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$10.95		$11.65	$12.06	$11.96	$11.42	$11.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.22	0.18	0.14	0.21	0.16
Net realized and unrealized gain (loss) on investments	1.09		(0.60)	0.29	0.35	0.77	(0.05)
Total from investment operations	1.16		(0.38)	0.47	0.49	0.98	0.11

LESS DISTRIBUTIONS:
From return of capital	—		—	(0.02)	—	—	—
From net investment income	(0.12)		(0.21)	(0.16)	(0.22)	(0.21)	(0.15)
From net realized gains on investments	—		(0.11)	(0.70)	(0.17)	(0.23)	(0.04)
Total distributions	(0.12)		(0.32)	(0.88)	(0.39)	(0.44)	(0.19)

Net asset value, end of year/period	$11.99		$10.95	$11.65	$12.06	$11.96	$11.42

Total return (B)	10.63	% (C)	(3.27)%	4.28%	4.10%	8.82%	1.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,638		$3,502	$4,132	$5,332	$12,351	$12,906
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.00	% (E)	1.95%	1.90%	1.87%	1.74%	1.83%
Expenses, net waiver and reimbursement (D)	1.22	% (E)	1.22%	1.31%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (D,F)	0.46	% (E)	1.22%	0.98%	0.84%	1.62%	1.09%
Net investment income, net waiver and reimbursement (D,F)	1.24	% (E)	1.95%	1.57%	1.16%	1.81%	1.38%
Portfolio turnover rate	15	% (C)	49%	38%	42%	50%	15%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$10.85		$11.52	$11.96	$11.88	$11.36	$11.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.13	0.10	0.07	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.08		(0.58)	0.27	0.33	0.76	(0.06)
Total from investment operations	1.11		(0.45)	0.37	0.40	0.88	0.02

LESS DISTRIBUTIONS:
From return of capital	—		—	(0.01)	—	—	—
From net investment income	(0.09)		(0.11)	(0.10)	(0.15)	(0.13)	(0.07)
From net realized gains on investments	—		(0.11)	(0.70)	(0.17)	(0.23)	(0.04)
Total distributions	(0.09)		(0.22)	(0.81)	(0.32)	(0.36)	(0.11)

Net asset value, end of year/period	$11.87		$10.85	$11.52	$11.96	$11.88	$11.36

Total return (B)	10.20	% (C)	(3.93)%	3.45%	3.34%	7.93%	0.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,874		$6,249	$6,251	$5,904	$6,169	$6,843
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.75	% (E)	2.70%	2.65%	2.62%	2.49%	2.58%
Expenses, net waiver and reimbursement (D)	1.97	% (E)	1.97%	2.06%	2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (D,F)	(0.22	)% (E)	0.47%	0.31%	0.30%	0.86%	0.44%
Net investment income, net waiver and reimbursement (D,F)	0.56	% (E)	1.20%	0.90%	0.62%	1.05%	0.71%
Portfolio turnover rate	15	% (C)	49%	38%	42%	50%	15%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Annualized

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$10.96		$11.67	$12.08	$11.97	$11.43	$11.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.25	0.22	0.23	0.29	0.27
Net realized and unrealized gain (loss) on investments	1.09		(0.60)	0.29	0.31	0.72	(0.13)
Total from investment operations	1.18		(0.35)	0.51	0.54	1.01	0.14

LESS DISTRIBUTIONS:
From return of capital	—		—	(0.03)	—	—	—
From net investment income	(0.14)		(0.25)	(0.19)	(0.26)	(0.24)	(0.18)
From net realized gains on investments	—		(0.11)	(0.70)	(0.17)	(0.23)	(0.04)
Total distributions	(0.14)		(0.36)	(0.92)	(0.43)	(0.47)	(0.22)

Net asset value, end of year/period	$12.00		$10.96	$11.67	$12.08	$11.97	$11.43

Total return (B)	10.77	% (C)	(3.04)%	4.55%	4.48%	9.05%	1.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$13,116		$12,763	$13,054	$12,025	$6,093	$2,481
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.75	% (E)	1.70%	1.65%	1.62%	1.49%	1.58%
Expenses, net waiver and reimbursement (D)	0.97	% (E)	0.97%	1.06%	1.25%	1.25%	1.25%
Net investment income, before waiver and reimbursement (D,F)	0.76	% (E)	1.47%	1.31%	1.43%	2.14%	2.14%
Net investment income, net waiver and reimbursement (D,F)	1.54	% (E)	2.20%	1.90%	1.80%	2.38%	2.32%
Portfolio turnover rate	15	% (C)	49%	38%	42%	50%	15%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Annualized.

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.11		$9.57		$9.61	$9.31	$8.84		$10.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.40		0.46	0.41	0.34		0.45
Net realized and unrealized gain (loss) on investments	0.50		(0.40)		(0.07)	0.28	0.51		(1.12)
Total from investment operations	0.59		0.00		0.39	0.69	0.85		(0.67)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.46)		(0.43)	(0.39)	(0.38)		(0.41)
From net realized gains on investments	—		—		—	—	—		—
From return of capital	—		—		—	—	—		(0.18)
Total distributions	(0.15)		(0.46)		(0.43)	(0.39)	(0.38)		(0.59)

Net asset value, end of year/period	$9.55		$9.11		$9.57	$9.61	$9.31		$8.84

Total return (B)	6.56	% (I)	(0.06	)% (C,H)	4.22%	7.54%	9.66	% (C)	(6.62	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$18,767		$15,341		$17,287	$12,004	$6,764		$6,264
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.60	% (I)	1.66%		1.72%	1.84%	1.83%		1.77%
Expenses, net waiver and reimbursement (D,E)	1.15	% (I)	1.15%		1.31%	1.40%	1.39%		1.48%
Net investment income, before waiver and reimbursement (D,G)	1.47	% (I)	3.75%		4.40%	3.88%	3.24%		4.45%
Net investment income, net waiver and reimbursement (D,G)	1.92	% (I)	4.27%		4.80%	4.32%	3.67%		4.74%
Portfolio turnover rate	91	% (I)	231%		178%	163%	176%		44%

	Class C
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.08		$9.54		$9.58	$9.29	$8.82		$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.32		0.38	0.34	0.29		0.31
Net realized and unrealized gain (loss) on investments	0.51		(0.40)		(0.06)	0.27	0.49		(1.05)
Total from investment operations	0.56		(0.08)		0.32	0.61	0.78		(0.74)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.38)		(0.36)	(0.32)	(0.31)		(0.35)
From net realized gains on investments	—		—		—	—	—		—
From return of capital	—		—		—	—	—		(0.16)
Total distributions	(0.12)		(0.38)		(0.36)	(0.32)	(0.31)		(0.51)

Net asset value, end of year/period	$9.52		$9.08		$9.54	$9.58	$9.29		$8.82

Total return (B)	6.16	% (H,I)	(0.81	)% (C,H)	3.46%	6.64%	8.88	% (C)	(7.24	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,162		$11,716		$9,851	$9,417	$7,534		$5,284
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.36	% (J)	2.41%		2.46%	2.59%	2.58%		2.54%
Expenses, net waiver and reimbursement (D,F)	1.90	% (J)	1.90%		2.07%	2.15%	2.14%		2.22%
Net investment income, before waiver and reimbursement (D,G)	0.64	% (J)	2.95%		3.59%	3.13%	2.65%		3.00%
Net investment income, net waiver and reimbursement (D,G)	1.10	% (J)	3.46%		3.97%	3.59%	3.07%		3.31%
Portfolio turnover rate	91	% (I)	231%		178%	163%	176%		44%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.00%, 0.34% and 0.53% for the A shares and 0.11%, 0.34% and 0.53% for the C shares for June 30, 2020, 2017 and 2016 related to the pricing errors reimbursement. Without these transactions, total return would have been (0.81)% 9.32% and (7.15)% for the A shares and (0.92)%, 8.54% and (7.77)% for the C shares for June 30, 2020, 2017 and 2016.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.60	% (J)	1.66%	1.71%	1.79%	1.78%	1.70%
Expenses, net waiver and reimbursement	1.15	% (J)	1.15%	1.31%	1.35%	1.35%	1.41%

(F)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	2.36	% (J)	2.41%	2.45%	2.57%	2.52%	2.46%
Expenses, net waiver and reimbursement	1.90	% (J)	1.90%	2.06%	2.10%	2.10%	2.15%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2020		June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017		June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.12		$9.59		$9.62		$9.32	$8.84		$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.41		0.48		0.44	0.42		0.50
Net realized and unrealized gain (loss) on investments	0.50		(0.40)		(0.05)		0.27	0.46		(1.13)
Total from investment operations	0.60		0.01		0.43		0.71	0.88		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.48)		(0.46)		(0.41)	(0.40)		(0.43)
From net realized gains on investments	—		—		—		—	—		—
From return of capital	—		—		—		—	—		(0.19)
Total distributions	(0.16)		(0.48)		(0.46)		(0.41)	(0.40)		(0.62)

Net asset value, end of year/period	$9.56		$9.12		$9.59		$9.62	$9.32		$8.84

Total return (B)	6.68	% (H)	0.21	% (C,G)	4.58	% (G)	7.79%	10.05	% (C)	(6.27	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$84,412		$63,191		$40,341		$30,021	$10,853		$4,272
Ratios to average net assets
Expenses, before waiver and reimbursement (D,E)	1.36	% (I)	1.41%		1.46%		1.56%	1.58%		1.47%
Expenses, net waiver and reimbursement (D,E)	0.90	% (I)	0.90%		1.07%		1.15%	1.14%		1.22%
Net investment income, before waiver and reimbursement (D,F)	1.76	% (I)	3.88%		4.65%		4.14%	4.17%		4.94%
Net investment income, net waiver and reimbursement (D,F)	2.22	% (I)	4.39%		5.03%		4.55%	4.54%		5.19%
Portfolio turnover rate	91	% (H)	231%		178%		163%	176%		44%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.11%, 0.34% and 0.64% related to the pricing errors reimbursement for June 30, 2020, 2017 and 2016. Without these transactions, total return would have been 0.10%, 9.71% and (6.91)% for June 30, 2020, 2017 and 2016.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	1.36	% (I)	1.41%	1.45%	1.51%	1.47%	1.41%
Expenses, net waiver and reimbursement	0.90	% (I)	0.90%	1.06%	1.10%	1.10%	1.16%

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$3.53		$3.79	$3.92	$3.86	$3.45	$4.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.18	0.20	0.21	0.23	0.31
Net realized and unrealized gain (loss) on investments	0.44		(0.24)	(0.12)	0.06	0.40	(0.74)
Total from investment operations	0.53		(0.06)	0.08	0.27	0.63	(0.43)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.18)	(0.21)	(0.21)	(0.22)	(0.31)
From return of capital	—		(0.02)	—	—	—	(0.01)
Total distributions	(0.10)		(0.20)	(0.21)	(0.21)	(0.22)	(0.32)

Net asset value, end of year/period	$3.96		$3.53	$3.79	$3.92	$3.86	$3.45

Total return (B)	15.22	% (D)	(1.51)%	2.09%	7.07%	18.61%	(9.27	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,542		$8,421	$9,517	$14,858	$20,214	$15,250
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13	% (E)	2.07%	1.87%	1.78%	1.55%	1.76%
Expenses, net waiver and reimbursement	1.48	% (E)	1.48%	1.47%	1.45%	1.45%	1.45%
Net investment income, before waiver and reimbursement	4.20	% (E)	4.22%	4.70%	4.88%	5.85%	9.10%
Net investment income, net waiver and reimbursement	4.85	% (E)	4.81%	5.10%	5.21%	5.94%	9.40%
Portfolio turnover rate	4	% (D)	21%	28%	19%	85%	26%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$3.53		$3.79	$3.92	$3.86	$3.46	$4.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.15	0.18	0.18	0.20	0.28
Net realized and unrealized gain (loss) on investments	0.44		(0.23)	(0.13)	0.06	0.39	(0.72)
Total from investment operations	0.52		(0.08)	0.05	0.24	0.59	(0.44)

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.16)	(0.18)	(0.18)	(0.19)	(0.29)
From return of capital	—		(0.02)	—	—	—	(0.01)
Total distributions	(0.08)		(0.18)	(0.18)	(0.18)	(0.19)	(0.30)

Net asset value, end of year/period	$3.97		$3.53	$3.79	$3.92	$3.86	$3.46

Total return (B)	15.06	% (D)	(2.26)%	1.33%	6.26%	17.38%	(9.70	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,864		$5,444	$7,069	$9,212	$10,615	$11,644
Ratios to average net assets
Expenses, before waiver and reimbursement	2.88	% (E)	2.82%	2.62%	2.53%	2.30%	2.51%
Expenses, net waiver and reimbursement	2.23	% (E)	2.23%	2.22%	2.20%	2.20%	2.20%
Net investment income, before waiver and reimbursement	3.44	% (E)	3.51%	4.30%	4.13%	5.13%	8.13%
Net investment income, net waiver and reimbursement	4.09	% (E)	4.09%	4.70%	4.46%	5.23%	8.44%
Portfolio turnover rate	4	% (D)	21%	28%	19%	85%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$3.53		$3.79	$3.92	$3.86	$3.46	$4.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.19	0.22	0.22	0.23	0.32
Net realized and unrealized gain (loss) on investments	0.44		(0.24)	(0.13)	0.06	0.40	(0.73)
Total from investment operations	0.54		(0.05)	0.09	0.28	0.63	(0.41)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.19)	(0.22)	(0.22)	(0.23)	(0.32)
From return of capital	—		(0.02)	—	—	—	(0.01)
Total distributions	(0.10)		(0.21)	(0.22)	(0.22)	(0.23)	(0.33)

Net asset value, end of year/period	$3.97		$3.53	$3.79	$3.92	$3.86	$3.46

Total return (B)	15.66	% (D)	(1.27)%	2.35%	7.34%	18.56%	(8.77	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,013		$2,995	$4,385	$5,146	$12,075	$3,398
Ratios to average net assets
Expenses, before waiver and reimbursement	1.88	% (E)	1.82%	1.62%	1.53%	1.30%	1.51%
Expenses, net waiver and reimbursement	1.23	% (E)	1.23%	1.22%	1.20%	1.20%	1.20%
Net investment income, before waiver and reimbursement	4.37	% (E)	4.53%	5.35%	5.13%	5.95%	9.62%
Net investment income, net waiver and reimbursement	5.01	% (E)	5.12%	5.76%	5.46%	6.03%	9.92%
Portfolio turnover rate	4	% (D)	21%	28%	19%	85%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not Annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$3.74		$4.32	$4.39	$4.47	$3.75	$4.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.22	0.27	0.29	0.26	0.27
Net realized and unrealized gain (loss) on investments	0.61		(0.53)	(0.09)	(0.09)	0.72	(0.78)
Total from investment operations	0.73		(0.31)	0.18	0.20	0.98	(0.51)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.23)	(0.25)	(0.28)	(0.22)	(0.26)
From return of capital	—		(0.04)	—	—	(0.04)	(0.05)
Total distributions	(0.10)		(0.27)	(0.25)	(0.28)	(0.26)	(0.31)

Net asset value, end of year/period	$4.37		$3.74	$4.32	$4.39	$4.47	$3.75

Total return (B)	19.86	% (E)	(7.48)%	4.33%	4.56%	26.47%	(10.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,168		$2,485	$3,344	$4,161	$8,799	$4,660
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.31	% (F)	2.12%	2.03%	1.84%	1.76%	1.91%
Expenses, net waiver and reimbursement (C)	1.58	% (F)	1.58%	1.57%	1.55%	1.55%	1.56%
Net investment income, before waiver and reimbursement (C,D)	4.98	% (F)	4.81%	5.83%	6.21%	5.77%	7.05%
Net investment income, net waiver and reimbursement (C,D)	5.71	% (F)	5.35%	6.29%	6.51%	5.98%	7.39%
Portfolio turnover rate	2	% (E)	22%	30%	11%	32%	4%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$3.73		$4.32	$4.38	$4.47	$3.75	$4.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.19	0.24	0.27	0.22	0.25
Net realized and unrealized gain (loss) on investments	0.62		(0.54)	(0.08)	(0.11)	0.72	(0.79)
Total from investment operations	0.72		(0.35)	0.16	0.16	0.94	(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.20)	(0.22)	(0.25)	(0.19)	(0.23)
From return of capital	—		(0.04)	—	—	(0.03)	(0.05)
Total distributions	(0.09)		(0.24)	(0.22)	(0.25)	(0.22)	(0.28)

Net asset value, end of year/period	$4.36		$3.73	$4.32	$4.38	$4.47	$3.75

Total return (B)	19.46	% (E)	(8.40)%	3.79%	3.56%	25.56%	(11.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,638		$6,455	$7,877	$8,213	$9,881	$8,413
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	3.06	% (F)	2.87%	2.78%	2.59%	2.51%	2.65%
Expenses, net waiver and reimbursement (C)	2.33	% (F)	2.33%	2.32%	2.30%	2.30%	2.30%
Net investment income, before waiver and reimbursement (C,D)	4.20	% (F)	4.08%	5.08%	5.60%	4.89%	6.29%
Net investment income, net waiver and reimbursement (C,D)	4.93	% (F)	4.62%	5.54%	5.90%	5.11%	6.64%
Portfolio turnover rate	2	% (E)	22%	30%	11%	32%	4%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$3.73		$4.32	$4.38	$4.46	$3.74	$4.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.23	0.29	0.31	0.26	0.28
Net realized and unrealized gain (loss) on investments	0.62		(0.54)	(0.09)	(0.10)	0.72	(0.79)
Total from investment operations	0.74		(0.31)	0.20	0.21	0.98	(0.51)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.24)	(0.26)	(0.29)	(0.23)	(0.26)
From return of capital	—		(0.04)	—	—	(0.03)	(0.05)
Total distributions	(0.11)		(0.28)	(0.26)	(0.29)	(0.26)	(0.31)

Net asset value, end of year/period	$4.36		$3.73	$4.32	$4.38	$4.46	$3.74

Total return (B)	20.06	% (E)	(7.48)%	4.84%	4.85%	26.83%	(10.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,604		$4,304	$7,019	$7,279	$9,986	$5,813
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.07	% (F)	1.87%	1.78%	1.59%	1.51%	1.65%
Expenses, net waiver and reimbursement (C)	1.33	% (F)	1.33%	1.32%	1.30%	1.30%	1.30%
Net investment income, before waiver and reimbursement (C,D)	5.19	% (F)	5.03%	6.19%	6.59%	5.92%	7.26%
Net investment income, net waiver and reimbursement (C,D)	5.92	% (F)	5.56%	6.65%	6.88%	6.13%	7.64%
Portfolio turnover rate	2	% (E)	22%	30%	11%	32%	4%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not Annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.63		$9.63	$9.58		$9.58		$9.84	$10.10

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20		0.36	0.39		0.22		0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.05)		0.14	0.06		0.02	(B)	(0.24)	(0.26)
Total from investment operations	0.15		0.50	0.45		0.24		0.07	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.41)	(0.53)		(0.24)		(0.21)	(0.27)
From return of capital	(0.09)		(0.09)	—		—		(0.12)	(0.05)
Total distributions	(0.50)		(0.50)	(0.53)		(0.24)		(0.33)	(0.32)

Net asset value, end of year/period	$9.28		$9.63	$9.50		$9.58		$9.58	$9.84

Total return (C)	(1.31	)% (F)	6.77%	4.89	% (E)	2.48	% (E)	0.69%	0.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,711		$1,505	$123		$169		$656	$132
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13	% (G)	2.24%	2.60%		2.75%		3.16%	3.93%
Expenses, net waiver and reimbursement	1.58	% (G)	1.58%	1.57%		1.55%		1.55%	1.55%
Net investment income, before waiver and reimbursement	3.67	% (G)	3.13%	3.03%		1.08%		1.67%	0.76%
Net investment income, net waiver and reimbursement	4.22	% (G)	3.73%	4.07%		2.30%		3.13%	3.31%
Portfolio turnover rate (D)	247	% (F)	589%	168%		369%		41%	78%

	Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.60		$9.60	$9.55		$9.57		$9.83	$10.08

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.29	0.32		0.17		0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.07)		0.14	0.06		(0.02)		(0.22)	(0.23)
Total from investment operations	0.09		0.43	0.38		0.15		(0.01)	0.00

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.34)	(0.46)		(0.17)		(0.16)	(0.22)
From return of capital	(0.09)		(0.09)	—		—		(0.09)	(0.03)
Total distributions	(0.43)		(0.43)	(0.46)		(0.17)		(0.25)	(0.25)

Net asset value, end of year/period	$9.26		$9.60	$9.47		$9.55		$9.57	$9.83

Total return (C)	(1.62	)% (F)	6.01%	4.14	% (E)	1.59	% (E)	(0.08)%	0.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$679		$902	$199		$190		$178	$207
Ratios to average net assets
Expenses, before waiver and reimbursement	2.88	% (G)	2.96%	3.35%		3.50%		3.91%	4.68%
Expenses, net waiver and reimbursement	2.33	% (G)	2.33%	2.32%		2.30%		2.30%	2.30%
Net investment income (loss), before waiver and reimbursement	2.88	% (G)	2.37%	2.38%		0.54%		0.54%	(0.04)%
Net investment income, net waiver and reimbursement	3.43	% (G)	2.99%	3.40%		1.74%		2.16%	2.38%
Portfolio turnover rate (D)	247	% (F)	589%	168%		369%		41%	78%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30,2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30, 2018, June 30, 2019, June 30, 2020 and six months ended December 31, 2020. If these were included in the calculation the turnover percentage would be 851%, 242%, 811% and 415%, respectively.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2020		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of year/period	$9.60		$9.60	$9.55		$9.58		$9.84	$10.09

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21		0.41	0.42		0.27		0.32	0.31
Net realized and unrealized gain (loss) on investments	(0.03)		0.11	0.07		(0.03)		(0.23)	(0.21)
Total from investment operations	0.18		0.52	0.49		0.24		0.09	0.10

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.43)	(0.56)		(0.27)		(0.23)	(0.30)
From return of capital	(0.09)		(0.09)	—		—		(0.12)	(0.05)
Total distributions	(0.52)		(0.52)	(0.56)		(0.27)		(0.35)	(0.35)

Net asset value, beginning of year/period	$9.26		$9.60	$9.48		$9.55		$9.58	$9.84

Total return (B)	(1.09	)% (E)	6.93%	5.28	% (D)	2.48	% (D)	0.93%	1.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$32,731		$26,882	$11,154		$8,527		$4,077	$4,213
Ratios to average net assets
Expenses, before waiver and reimbursement	1.88	% (F)	3.97%	2.35%		2.50%		2.91%	3.68%
Expenses, net waiver and reimbursement	1.33	% (F)	2.65%	1.32%		1.30%		1.30%	1.30%
Net investment income, before waiver and reimbursement	3.85	% (F)	7.17%	3.42%		1.64%		1.67%	0.82%
Net investment income, net waiver and reimbursement	4.40	% (F)	8.48%	4.44%		2.84%		3.27%	3.19%
Portfolio turnover rate (C)	247	% (E)	589%	168%		369%		41%	78%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The portfolio turnover rate excludes dollar roll transactions for the year ended June 30, 2018, June 30, 2019, June 30, 2020 and six months ended December 31, 2020. If these were included in the calculation the turnover percentage would be 851%, 242%, 811% and 415%, respectively.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020	SEM-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty nine series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst/ CIFC Floating Rate Income (“Floating Rate Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation
Catalyst/Stone Beach Income Opportunity (“Income Opportunity”)	Stone Beach Investment Management, LLC	Current income

The Funds are registered as non-diversified except Global Balanced, Floating Rate Income and Income Opportunity, which are diversified.

As of December 31, 2020, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$50,225,215	$—	$50,225,215
Convertible Bonds	—	14,354,701	—	14,354,701
Total Assets	$—	$64,579,916	$—	$64,579,916

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$198,388,303	$—	$198,388,303
U.S. Government Agency Obligations	—	8,580,815	—	8,580,815
Real Estate Investment Trust	1,025,000	—	—	1,025,000
Short-Term Investment	5,413,825	—	—	5,413,825
Total Assets	$6,438,825	$206,969,118	$—	$213,407,943

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$15,001,154	$—	$—	$15,001,154
Convertible Bonds	—	260,834	—	260,834
Corporate Bonds	—	5,951,588	—	5,951,588
Closed-End Fund	454,725	—	—	454,725
Total Assets	$15,455,879	$6,212,422	$—	$21,668,301
Liabilities(a)
Call Options Written	$67,035	$—	$—	$67,035
Total Liabilities	$67,035	$—	$—	$67,035

Floating Rate Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$149,696	$—	$—	$149,696
Asset Backed Securities	—	2,370,543	—	2,370,543
Corporate Bonds	—	6,319,119	—	6,319,119
Bank Loans	—	103,867,222	—	103,867,222
Short-Term Investments	5,766,074	—	—	5,766,074
Total Assets	$5,915,770	$112,556,884	$—	$118,472,654

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$153,918	$153,918
Exchange Traded Fund	672,210	—	—	672,210
Convertible Bonds	—	1,752,052	—	1,752,052
Corporate Bonds	—	14,923,839	—	14,923,839
Warrants	—	—	119,131	119,131
Collateral for Securities Loaned	3,359,335	—	—	3,359,335
Total Assets	$4,031,545	$16,675,891	$273,049	$20,980,485

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Business Development Companies	$1,781,635	$—	$—	$1,781,635
Common Stock	3,770,430	—	—	3,770,430
REIT	305,708	—	—	305,708
Exchange Traded Fund	538,275	—	—	538,275
Convertible Bonds	—	582,484	—	582,484
Corporate Bonds	—	6,637,166	—	6,637,166
Warrant	13,334	—	—	13,334
Collateral for Securities Loaned	4,177,607	—	—	4,177,607
Total Assets	$10,586,989	$7,219,650	$—	$17,806,639

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Income Opportunity
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,036,943	$—	$1,036,943
Collateralized Mortgage Obligations	—	14,447,504	—	14,447,504
U.S. Government & Agencies	—	20,116,603	—	20,116,603
Short-Term Investments	1,077,384	—	—	1,077,384
Total Assets	$1,077,384	$35,601,050	$—	$36,678,434
Derivatives
Liabilities(a)
Futures Contracts	$(59,403)	$—	$—	$(59,403)
Call Options Written	(420)	—	—	(420)
Total	$(59,823)	$—	$—	$(59,823)

Insider Income, Enhanced Income, Global Balanced and Floating Rate Income and Income Opportunity did not hold any Level 3 securities during the period. High Income, Total Return Income and Income Opportunity held level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Portfolio of Investments for security details.

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	High Income	High Income
Energy Conversion
	Devices, Inc.	PHI Group, Inc.	PHI Group, Inc.
Beginning balance June 30, 2020	$0	$71,550	$85,510
Purchases	—	—	—
Total realized gain/(loss)	—	—	—
Change in unrealized depreciation	—	47,581	68,408
Proceeds from sale/maturities/calls	—	—	—
Capital distribution	—	—	—
Net transfers in/(out) of Level 3	—	—	—
Ending balance December 31, 2020	$0	$119,131	$153,918

	Total Return Income	Total Return Income
	Energy Conversion	Community Choice
	Devices, Inc.	Financial, Inc.
Beginning balance June 30, 2020	0	$0
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	—
Proceeds from sale/maturities/calls	—	—
Capital distribution	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2020	0	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2020, was $115,989 and $0 for High Income and Total Return Income, respectively.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

					Market Value impact if
Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
High Income	Warrant	$119,131	No executable broker quote	N/A	Increase
High Income	Common Stock	$153,918	No executable broker quote	N/A	Increase
Total Return Income	Common Stock	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at December 31, 2020, were 1.4% and 0.0% for High Income and Total Return Income, respectively.

b)       Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Funds’ portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the six months ended December 31, 2020, Global Balanced and Income Opportunity invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2020, only Income Opportunity invested in Futures Contracts.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

TBA Commitments – In a mortgage-backed “to-be-announced” or “TBA” transaction, a seller agrees to deliver a mortgage back security at a future date, but does not specify the particular MBS to be delivered. Instead, the seller agrees to accept any MBS that meets specified terms. The principal risks of mortgaged backed TBA transactions are increased interest rate risk and increased overall investment exposure.

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed- income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Libor Risk – The Funds’ investment, payment obligations and financing terms may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of the transition away from the LIBOR on the Funds’ investments cannot yet be determined.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID -19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2020, was as follows:

			Location of Derivatives on Statements	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced	Call options written	Equity	Options written	$(67,035)
			Total	$(67,035)

Income Opportunity	Futures	Interest	Net unrealized depreciation on futures contracts	$(59,403)
	Call options written	Equity	Options written	(420)
			Total	$(59,823)

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2020, was as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net change in unrealized depreciation on options written	$73,840
			Totals	$73,840
Income Opportunity
	Options purchased	Equity	Net realized loss on options purchased	$(456,158)
	Options written	Equity	Net realized gain on options written	71,127
	Futures	Interest Rate	Net realized loss on futures	(36,800)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	25,699
	Options written	Equity	Net change in unrealized depreciation on options written	(1,854)
	Futures	Interest Rate	Net change in unrealized depreciation on futures	(60,542)
			Totals	$(458,528)

The notional value of derivative instruments outstanding as of December 31, 2020, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2020:

						Gross Amounts Not Offset in the Statements
						of Assets & Liabilities
		Gross Amounts of	Gross Amounts Offset	Net Amounts of Liabilities		Financial
		Recognized	in the Statement of	Presented in the Statement		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities	Assets & Liabilities	of Assets & Liabilities		Pledged		Pledged	Assets
Global Balanced
Description of Liability:
Options Written	Pershing	$(67,035)	$—	$(67,035	) (1)	$67,035	(2)	$—	$—
Total		$(67,035)	$—	$(67,035)		$67,035		$—	$—

Income Opportunity
Description of Liability:
Futures Contracts	Wedbush	$(59,403)	$59,403	$—	(1)	$—	(2)	$—	$—
Options Written	Interactive Brokers	(420)	—	(420	) (1)	—	(2)	—	—
Total		$(59,823)	$59,403	$(420)		$—		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the manager/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

d)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2020, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2020, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on federal income tax returns for all open tax years (tax years or periods ended 2018-2020 for the Funds) or expected to be taken in 2021 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)       Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

h)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually
Income Opportunity	Monthly	Annually

i)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

j)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k)       Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Floating Rate Income, High Income and Income Opportunity. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. There were no CDSC fees paid by the shareholders of the Funds.

l)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

m)       Distributions from REITS – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(2)	INVESTMENT TRANSACTIONS

For the year ended December 31, 2020, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales	Purchases	Sales
Insider Income	$34,033,178	$30,791,846	$—	$—
Enhanced Income	108,683,018	43,514,633	—	—
Global Balanced	2,994,166	5,161,876	—	—
Floating Rate Income	114,154,290	90,522,740	—	—
High Income	664,347	1,762,017	—	—
Total Return Income	269,703	1,738,432	—	—
Income Opportunity	136,753,470	134,688,025	80,763,158	78,580,525

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on each Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fees or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation.

For the six months ended December 31, 2020, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver, no later than the dates as stated below:

						Management
						Fees Waived/
	Management		Expense Limitation			Expenses
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	10/31/2021	$128,331
Enhanced Income	1.50%	1.75%	2.50%	1.50%	10/31/2021	285,539
Global Balanced	1.00%	1.22%	1.97%	0.97%	10/31/2021	88,047
Floating Rate Income	1.00%	1.15%	1.90%	0.90%	10/31/2021	241,190
High Income	1.00%	1.48%	2.23%	1.23%	10/31/2021	58,939
Total Return Income	1.00%	1.58%	2.33%	1.33%	10/31/2021	52,216
Income Opportunity	1.25%	1.58%	2.33%	1.33%	10/31/2021	89,434

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

	Recapture Expires
	June 30,
Fund	2021	2022	2023
Insider Income	$86,088	$126,505	$209,122
Enhanced Income	—	86,403	283,966
Global Balanced	80,140	131,387	170,253
Floating Rate Income	132,914	243,895	427,070
High Income	107,137	102,216	111,113
Total Return Income	68,348	84,675	88,817
Income Opportunity	93,262	114,875	121,305

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

For the six months ended December 31, 2020, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Income	$5,565	$8,608
Enhanced Income	25,564	32,484
Global Balanced	3,816	32,813
Floating Rate Income	23,557	59,710
High Income	10,966	29,593
Total Return Income	3,555	35,028
Income Opportunity	2,274	4,871

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of - pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2020 for management and chief compliance officer services accrued for the period are shown in the Statements of Operations under “Management services fees” and “Compliance officer fees.”

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$62,523,185	$2,206,438	$(149,707)	$2,056,731
Enhanced Income	208,947,587	7,837,876	(3,377,520)	4,460,356
Global Balanced	19,020,566	3,485,052	(904,352)	2,580,700
Floating Rate Income	117,792,398	1,382,298	(702,042)	680,256
High Income	24,582,364	1,304,433	(4,906,312)	(3,601,879)
Total Return Income	23,383,041	1,634,546	(7,210,948)	(5,576,402)
Income Opportunity	35,594,645	1,753,006	(729,040)	1,023,966

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2019 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2020	Income	Capital Gains	Capital	Total
Insider Income	$1,661,563	$25,810	$—	$1,687,373
Enhanced Income	4,471,631	—	—	4,471,631
Global Balanced	428,787	229,144	—	657,931
Floating Rate Income	4,072,281	—	43,854	4,116,135
High Income	889,332	—	115,874	1,005,206
Total Return Income	865,500	—	155,090	1,020,590
Income Opportunity	829,375	—	209,605	1,038,980

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
Insider Income	$325,564	$—	$—	$325,564
Enhanced Income	$423,132	—	—	423,132
Global Balanced	308,802	1,311,604	41,810	1,662,216
Floating Rate Income	2,915,270	—	—	2,915,270
High Income	1,318,953	—	—	1,318,953
Total Return Income	1,026,734	—	—	1,026,734
Income Opportunity	636,319	—	25,199	661,518

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. Catalyst Insider Income Fund utilized equalization in the amount of $1,642, which resulted in a difference between tax distributions and book distributions as disclosed on the Statements of Changes for the year ended

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

June 30, 2020. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Income	$8,033	$—	$(805,230)	$—	$—	$308,136	$(489,061)
Enhanced Income	138,680	—	(854,686)	(533,330)	—	3,000,867	1,751,531
Global Balanced	62,467	1,370	(505,120)	—	—	580,703	139,420
Floating Rate Income	—	—	(3,450,409)	(7,769,614)	(35,925)	(3,971,593)	(15,227,541)
High Income	—	—	—	(26,142,322)	—	(8,815,911)	(34,958,233)
Total Return Income	—	—	—	(14,568,703)	—	(9,946,652)	(24,515,355)
Income Opportunity	—	—	(1,145,324)	(332,418)	(1,444)	1,650,313	171,127

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, straddles, dividends payable, deemed dividend distributions, mark-to-market of passive foreign investment companies and 1256 option contracts, future contracts, partnerships, C-Corporation adjustments, and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable and straddles deferrals. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Insider Income	$—
Enhanced Income	—
Global Balanced	—
Floating Rate Income	—
High Income	—
Total Return Income	—
Income Opportunity	139,317

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$805,230
Enhanced Income	854,686
Global Balanced	505,120
Floating Rate Income	3,450,409
High Income	—
Total Return Income	—
Income Opportunity	1,006,007

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

At June 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	Utilized
Insider Income	$—	$—	$—	$—
Enhanced Income	533,330	—	533,330	—
Global Balanced	—	—	—	—
Floating Rate Income	2,148,772	5,620,842	7,769,614	—
High Income	—	26,142,322	26,142,322	491,013
Total Return Income	532,960	14,035,743	14,568,703	521,694
Income Opportunity	308,930	23,488	332,418	—

Permanent book and tax differences, primarily attributable to the to the reclassification of Fund distributions and book/tax basis treatment of non-deductible expenses, and equalization credits resulted in reclassification for the following Funds for the year ended June 30, 2020 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficits)
Insider Income	$1,642	$(1,642)
Enhanced Income	—	—
Global Balanced	—	—
Floating Rate Income	(43,854)	43,854
High Income	(1,476)	1,476
Total Return Income	—	—
Income Opportunity	(3,134)	3,134

(6)	LINE OF CREDIT

Currently, the Funds each have a $20,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the ” Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2020, Global Balanced and Floating Rate Income did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense (1)	Interest Rate	12/31/2020
Insider Income	$89,500	$48	3.25%	$—
Enhanced Income	—	—	—	—
Global Balanced	11,000	3	3.25%	—
Floating Rate	—	—	—	—
High Income	152,559	41	3.25%	—
Total Return	—	—	0.00%	—
Income Opportunity	—	—	0.00%	—

(1)	Includes only Interest Expense for the six months ended December 31, 2020 and may not agree back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (” Agreement”) with the Bank Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2020.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
SMH High Income *	$3,284,787	$3,359,335	3.05%
SMH Total Return	4,027,665	4,177,607	4.31%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The below table shows the collateral held by each Fund at the end of the period.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
SMH High Income
Liabilities Securities Loaned	US Bank	$(3,359,335)	$—	$(3,359,335)	$3,359,335	$—	$—

SMH Total Return
Liabilities Securities Loaned	US Bank	$(4,177,607)	$—	$(4,177,607)	$4,177,607	$—	$—

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

						MAP
		Floating Rate		Total Return	Income	Global
Owner	Insider Income	Income	High Income	Income	Opportunity	Balanced
LPL Financial (1)	—	26%	—	—	42%	—
Charles Schwab & Co.(1)	27%	—	—	—	—	—
Pershing LLC(1)	29%	—	33%	—	—	—
Raymond James (1)	—	—	—	—	—	27%
Wells Fargo(1)	—	—	31%	72%	—	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020	SEMI-ANNUAL REPORT

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

Consideration and Renewal of a Management Agreement between Catalyst Capital Advisors, LLC and the Trust with respect to the Catalyst Enhanced Income Strategy Fund

In connection with a regular meeting held on November 30, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement (the “Management Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with its deliberations regarding renewal of the Management Agreement, the Board reviewed materials prepared by Catalyst.

Nature, Extent, and Quality of Services. The Board reviewed Catalyst’s corporate structure, officers, owners, and compliance record. A representative of the advisor reviewed the services Catalyst provided to Catalyst EIS and the manner in which Catalyst supervised Catalyst EIS’s investment program and the sub-advisor. The Board discussed the experience of Catalyst’s senior personnel and its satisfaction with its access to Catalyst’s chief compliance officer and chief risk officer. A representative of the advisor reviewed Catalyst’s risk management process which was aimed at mitigating risk while maintaining returns. The Board agreed that Catalyst’s focus on risk management and mitigation was beneficial to shareholders. The Board discussed Catalyst’s compliance program, and the Trust’s chief compliance officer confirmed that Catalyst had appropriate and reasonably designed compliance policies and procedures to prevent violations of the federal securities laws. The Board acknowledged Catalyst’s infrastructure, including the addition of an investment operations analyst in Puerto Rico, and compliance and risk management cultures. The Board concluded that the services provided by Catalyst to Catalyst EIS were in line with the Board’s expectations.

Performance. The Board discussed that Catalyst EIS significantly outperformed its peer group and Morningstar categories over the 1-year and since-inception periods and outperformed the Bloomberg Barclays US Aggregate Bond TR Index since-inception. The Board noted the advisor’s explanation that Catalyst EIS underperformed the benchmark in the 1-year period because declining interest rates had driven the benchmark’s performance. After discussion, the Board concluded that the performance of Catalyst EIS was acceptable.

Fees and Expenses. The Board noted that Catalyst EIS’s advisory fee, before waiver, was higher than the high of its peer group and was the high of its Morningstar category. The Board noted, however, that Catalyst EIS’s advisory fee, after waiver, was lower than the peer group and Morningstar category averages and medians. The Board observed that Catalyst EIS’s expense ratio was higher than the medians and averages of its peer group and Morningstar categories, but well-below the highs of each. The Board discussed Catalyst’s explanation that its advisory fee was warranted due to the specialized, alternative nature and active management of Catalyst EIS’s investment strategy. The Board recognized that Catalyst EIS was smaller than the funds in its peer group and Morningstar categories. The Board considered the allocation of revenue compared to the allocation of duties between Catalyst and the sub-advisor. The Board acknowledged that the fee allocation between Catalyst and the sub-advisor was the result of arm’s length negotiations and determined the allocation was appropriate. After further discussion, the Board concluded that the advisory fee for Catalyst EIS was not unreasonable.

Profitability. The Board remarked that Catalyst earned a profit from managing Catalyst EIS. The Board discussed that Catalyst’s profit margins were well within the industry norm for strategies similar to that of Catalyst EIS. They also considered related benefits to the adviser and its affiliates related to the Fund. The Board concluded that Catalyst’s profit in connection with Catalyst EIS was not excessive.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Economies of Scale. The Board noted that the management agreement did not contain breakpoints reducing the fee rate on assets above specified levels, but that shareholders of Catalyst EIS had benefitted from Catalyst EIS’s expense cap. The Board agreed that breakpoints may be an appropriate way for Catalyst to share economies of scale with Catalyst EIS and its shareholders if Catalyst EIS experienced significant growth in assets. The Board noted that Catalyst EIS had not reached such levels and agreed to revisit the issue of breakpoints at the management agreement’s next renewal.

Conclusion. Having requested and received information from Catalyst as it believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of Catalyst EIS and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Wynkoop, LLC with respect to Catalyst Enhanced Income Strategy Fund.

In connection with a regular meeting held on November 30, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Wynkoop, LLC (“Wynkoop”), with respect to Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”).

The Board was assisted by legal counsel throughout the approval process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub- Advisory Agreement. In connection with its deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Wynkoop.

Nature, Extent, and Quality of Services. The Board reviewed Wynkoop’s corporate structure, officers, owners, and compliance record. The Board discussed the investment sub-advisory services Wynkoop provided to Catalyst EIS. The Board considered the experience of Wynkoop’s key personnel and noted its satisfaction with the background and experience of each individual. The Board acknowledged that Wynkoop reviewed and utilized street research but made investment decisions based on its understanding of prevailing market conditions and the availability of investments as informed by research. The Board remarked favorably on Wynkoop’s sound understanding of risk management. It noted that Wynkoop demonstrated a thorough understanding of the main risks associated with real estate asset classes, including credit spreads, national housing prices, interest rates and liquidity. The Board observed that Wynkoop reported no material compliance or litigation issues since the approval of the sub-advisory agreement, and that the advisor recommended renewal of the sub-advisory agreement. The Board concluded that the services provided by Wynkoop were satisfactory and in line with its expectations.

Performance. The Board discussed that Catalyst EIS significantly outperformed its peer group and Morningstar categories over the 1-year and since-inception periods and outperformed the Bloomberg Barclays US Aggregate Bond TR Index since-inception. The Board noted Catalyst’s explanation that Catalyst EIS underperformed the benchmark in the 1-year period because declining interest rates had driven the benchmark’s performance. After discussion, the Board concluded that the performance of Catalyst EIS was acceptable.

Fees and Expenses. The Board noted that Catalyst charged an advisory fee of 1.50% for Catalyst EIS and that 50% of the net advisory fee was paid to Wynkoop. The Board acknowledged that Wynkoop’s sub-advisory fee for Catalyst EIS was lower than the fee Wynkoop charged to other accounts with similar strategies. The Board discussed the allocation of fees between Catalyst and Wynkoop relative to their respective duties and other factors and agreed the allocation for Catalyst EIS was appropriate. The Board concluded that the sub-advisory fee received by Wynkoop for Catalyst EIS was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Wynkoop, noting that Wynkoop was earning a reasonable profit from sub-advising Catalyst EIS. The Board concluded that the excessive profitability of Wynkoop was not an issue for Wynkoop at this time.

Economies of Scale. The Board considered whether it was likely that Wynkoop would realize economies of scale with respect to the sub-advisory services provided to Catalyst EIS. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board concluded that, based on the current size of Catalyst EIS, it was unlikely that Wynkoop was benefitting from any material economies of scale.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Conclusion. Having requested and received such information from Wynkoop as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Wynkoop, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Catalyst EIS and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

Consideration of Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Stone Beach Investment Management, LLC, (“Stone Beach”) with respect to the Catalyst/Stone Beach Income Opportunity Fund (Stone Beach IO”).

In connection with a regular meeting held on August 19, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement between Catalyst and Stone Beach (the “Sub-Advisory Agreement”), with respect to Stone Beach IO.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Stone Beach. Nature, Extent, and Quality of Services. The Board observed there had been no changes in Stone Beach’s investment personnel. The Board acknowledged that Stone Beach had credible portfolio managers and a dedicated risk manager focused on risk mitigation with third-party compliance support. The Board noted that Stone Beach’s investment process was premised on a disciplined, fundamental-value approach to security selection that focused on the underlying characteristics of potential investments. It discussed that Stone Beach employed an active management approach to adjust Stone Beach IO’s portfolio composition in an effort to maximize income and minimize loss. The Board noted that Stone Beach evaluated risks associated with Stone Beach IO on a daily basis and reviewed market offerings throughout the day for relative value candidates that fit Stone Beach’s risk profile. The Board discussed that Stone Beach chose broker dealers based on relationships that had been cultivated over the past several decades. The Board concluded that the services provided by Stone Beach were in line with its expectations.

Performance. The Board discussed that Stone Beach IO outperformed the Bloomberg Barclays MBS Index across all periods. The Board concluded that Stone Beach IO’s performance was acceptable.

Fees and Expenses. The Board noted that Catalyst charged an advisory fee of 1.25% for Stone Beach IO, and that 0.50% of the net advisory fee (after certain expenses) was paid to Stone Beach by Catalyst as a sub-advisory fee. The Board considered that the maximum sub-advisory fee continued to be well below the base fee charged by Stone Beach to the other accounts under its management. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board observed that, based on the information Stone Beach provided, Stone Beach did not earn a profit from its Sub-Advisory Agreement but had adequate resources to continue as sub-advisor to Stone Beach IO. The Board concluded therefore that excessive profitability was not an issue for Stone Beach at this time.

Economies of Scale. The Board considered whether Stone Beach had realized economies of scale with respect to the sub-advisory services provided to Stone Beach IO. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that, based on the size of Stone Beach IO, Stone Beach did not appear to have benefited from economies of scale.

Conclusion. Having requested and received such information from Stone Beach as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Stone Beach, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Stone Beach IO and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/20) and held for the entire period through 12/31/20.

Actual Expenses

The “Actual” columns of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/20	Value 12/31/20	During Period *	Value 12/31/20	During Period *
Catalyst Insider Income Fund - Class A	1.00%	$1,000.00	$1,054.00	$5.18	$1,020.16	$5.09
Catalyst Insider Income Fund - Class C	1.75%	1,000.00	1,051.20	9.05	1,016.38	8.89
Catalyst Insider Income Fund - Class I	0.75%	1,000.00	1,055.60	3.89	1,021.42	3.82
Catalyst Enhanced Income Strategy Fund - Class A	1.75%	1,000.00	1,043.30	9.01	1,016.38	8.89
Catalyst Enhanced Income Strategy Fund - Class C	2.50%	1,000.00	1,040.00	12.85	1,012.60	12.68
Catalyst Enhanced Income Strategy Fund - Class I	1.50%	1,000.00	1,044.60	7.73	1,017.64	7.63
Catalyst/MAP Global Balanced Fund - Class A	1.22%	1,000.00	1,106.30	6.48	1,019.06	6.21
Catalyst/MAP Global Balanced Fund - Class C	1.97%	1,000.00	1,102.00	10.44	1,015.27	10.01
Catalyst/MAP Global Balanced Fund - Class I	0.97%	1,000.00	1,107.70	5.15	1,020.32	4.94
Catalyst/CIFC Floating Rate Income Fund - Class A	1.15%	1,000.00	1,065.60	5.99	1,019.41	5.85
Catalyst/CIFC Floating Rate Income Fund - Class C	1.90%	1,000.00	1,061.70	9.87	1,015.63	9.65
Catalyst/CIFC Floating Rate Income Fund - Class I	0.90%	1,000.00	1,066.80	4.69	1,020.67	4.58
Catalyst/SMH High Income Fund - Class A	1.48%	1,000.00	1,152.20	8.03	1,017.74	7.53
Catalyst/SMH High Income Fund - Class C	2.23%	1,000.00	1,150.60	12.09	1,013.96	11.32
Catalyst/SMH High Income Fund - Class I	1.23%	1,000.00	1,156.60	6.69	1,019.00	6.26
Catalyst/SMH Total Return Income Fund - Class A	1.58%	1,000.00	1,198.60	8.76	1,017.24	8.03
Catalyst/SMH Total Return Income Fund - Class C	2.33%	1,000.00	1,194.60	12.89	1,013.46	11.82
Catalyst/SMH Total Return Income Fund - Class I	1.33%	1,000.00	1,200.60	7.38	1,018.50	6.77
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.58%	1,000.00	986.90	7.91	1,017.24	8.03
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.33%	1,000.00	983.80	11.65	1,013.46	11.82
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.33%	1,000.00	989.10	6.67	1,018.50	6.77

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the SEC’s website at http://www.sec.gov.

CatalystIncome-SA20

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 8, 2021